   As filed with the Securities and Exchange Commission on April 11, 1997
                                ---------------
                                                 Registration No. 33-70742
-------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549
                             ---------------------
                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ____

                        Post-Effective Amendment No. 5     X
                                                    ----
                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ____

                                Amendment No. 7     X
                                                   ----
                       (Check appropriate box or boxes)

                             ---------------------

                 LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
              (Exact name of registrant as specified in charter)

                           1300 South Clinton Street
                           Fort Wayne, Indiana  46802
             (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code (219)455-2000

                              Jack D. Hunter, Esq.
                              200 E. Berry Street
                           Fort Wayne, Indiana 46802
                    (Name and Address of Agent for Service)

                       Copies of all communications to
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.,
                                   Suite 825
                            Washington, D.C.  20036
                        Attention:  Gary O. Cohen, Esq.
                                    Bruce Rosenblum, Esq.

                         Fiscal year-end:  December 31

       The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. Pursuant to Rule 24f-2 (b) (1), the Registrant filed a Rule 24f-2 Notice for the last fiscal year (1996) on February 28, 1997.

       It is proposed that this filing will become effective:

       ___ immediately upon filing pursuant to paragraph (b)

        x
       ___ on 5/1/97 pursuant to paragraph (b)
       ___ 60 days after filing pursuant to paragraph (a)(1)
       ___ on __________ pursuant to paragraph (a)(1)
       ___ 75 days after filing pursuant to paragraph (a)(2)
       ___ on __________ pursuant to paragraph (a)(2) of Rule 485.

--------------------------------------------------------------------------------

                 LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.

        CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5 AND AMENDMENT NO. 7
                         TO THE REGISTRATION STATEMENT

                                 on Form N-1A

This Amendment consists of the following papers and documents:

Facing Sheet

Contents Sheet

Cross-reference Sheet

Part A-

      Prospectus

Part B-

      Statement of Additional Information

Part C-

      Items 24 through 32.

      Signatures.

      Exhibit Index.

    Exhibits-

                 LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC.
                             CROSS REFERENCE SHEET
                         [as required by Rule 481(a)]


Item Number - Part A                        Location in Prospectus
--------------------                        ----------------------
1.  Cover Page                              Preface

2.  Synopsis Not Applicable

3.  Condensed Financial
    Information                             Preface

4.  General Description of                  Description of the Fund; Investment
    Registrant                              Policies and Techniques; Investment
                                            Restrictions; Strategic Portfolio
                                            Transactions (Prospectus and
                                            Appendix); Special Risk Factors

5.  Management of the Fund                  Description of the Fund; Investment
                                            Policies and Techniques; Management
                                            of the funds (Appendix)

5A. Management's Discussion                 Management Discussion of Fund
    of Fund Performance                     Performance (Appendix)

6.  Capital Stock and Other                 Description of Shares; Sales and
    Securities                              Redemption of Shares; General
                                            Securities Information; Distribution
                                            and Federal Income Tax
                                            Considerations (All in Appendix)

7.  Purchase of Securities                  Net Asset Value; Purchase of
    Being Offered                           Securities Being Offered; Sale and
                                            Redemption of Shares (All in Appendix)

8.  Redemption or Repurchase                Sale and Redemption of Shares
                                            (Appendix)

9.  Legal Proceedings                       Not Applicable


                                       Location in Statement of
Item Number - Part B                   Additional Information
--------------------                   ----------------------
10. Cover Page                         Cover Page

11. Table of Contents                  Table of Contents

12. General Information                Not Applicable
    and History

13. Investment Objectives              Investment Restrictions; Investment
    and Policies                       Policies and Techniques (continued)
                                       (Appendix); Strategic Portfolio
                                       Transactions (Appendix)

14. Management of the                  Directors and Officers (Appendix)
    Fund

15.  Control Persons and               See "Management of the Funds" and
     Principal                         "Description of Shares" in the
                                       Prospectus Appendix

16.  Investment Advisory               Investment Advisor and Sub-Advisor;
     and Other Services                Custodian; Independent Auditors (All
                                       in (Appendix)

17.  Brokerage Allocation              Portfolio Transactions and Brokerage

18.  Capital Stock and                 Not Applicable
     Other Securities

19.  Purchase, Redemption              Purchase of Securities Being Offered;
     and Pricing of                    Sale and Redemption of Shares; and
     Securities Being Offered          Net Asset Value; all in the Prospectus
                                       Appendix

20.  Tax Status                        Taxes

21.  Underwriters                      Not Applicable

22.  Calculation of                    Not Applicable (See the SAI for the
     Performance Data                  Variable Annuity Account on Form
                                       N-4.)

23.  Financial Statements              Financial Statements

PREFACE TO THE MULTI FUND(R) PROSPECTUSES

PAGES 21 AND 22 ARE PART OF THE PROSPECTUS FOR EACH OF THE FOLLOWING FUNDS:
Lincoln National Aggressive Growth Fund, Inc. (AG)

Lincoln National Bond Fund, Inc. (B)

Lincoln National Capital Appreciation Fund, Inc. (CA)

Lincoln National Equity-Income Fund, Inc. (E-I)

Lincoln National Global Asset Allocation Fund, Inc. (GAA)

Lincoln National Growth and Income Fund, Inc. (GI)

Lincoln National International Fund, Inc. (I)

Lincoln National Managed Fund, Inc. (M)

Lincoln National Money Market Fund, Inc. (MM)

Lincoln National Social Awareness Fund, Inc. (SA)

Lincoln National Special Opportunities Fund, Inc. (SO)


                               Preface/Directory

Shares of all the funds are sold to Lincoln National Life Insurance Co. (Lincoln Life) for allocation to its Variable Annuity Account C (the variable annuity account [VAA]) to fund variable annuity contracts and for allocation to its Variable Life Account K to fund variable life insurance contracts.

To fund its variable life contracts, Variable Life Account D buys shares of the Bond, Growth and Income, Managed, Money Market and Special Opportunities Funds. To fund its variable life contracts, Variable Life Account G buys shares of the Growth and Income and Special Opportunities Funds.

Each of these Variable Life and Annuity Accounts may be referred to as a variable account. For each fund listed above, see Description of the fund in its Prospectus for a statement of that fund's investment objective. Each of these funds is referred to individually as a fund; collectively, as the funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THESE PROSPECTUSES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These Prospectuses set forth concisely the information about each fund that you ought to know before investing. Please read and keep this Prospectus booklet for future reference.

A separate Statement of Additional Information (SAI) for each fund has been filed with the SEC. By this reference, each SAI, dated May 1, 1997, is incorporated into the Prospectus of the fund with which it is registered. A free copy will be provided upon request. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

The Financial Highlights table of each fund contains per-share data calculated on the basis of a share outstanding throughout the period, together with financial ratios and other supplemental data. The Financial Highlights table is incorporated by reference to the fund's 1996 Annual Report. A copy of the Annual Report will be provided on request and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800-4LINCOLN (454-6265).

NO DEALER, SALESPERSON, OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THESE PROSPECTUSES, IN CONNECTION WITH THE OFFERS CONTAINED IN THEM. IF ANY ARE GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND(S) IN QUESTION. THESE PROSPECTUSES DO NOT CONSTITUTE OFFERS BY THE FUNDS TO SELL, OR SOLICITATIONS OF ANY OFFERS TO BUY, ANY OF THE SECURITIES OFFERED BY THEM IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE THOSE OFFERS.

Prospectuses dated May 1, 1997

DIRECTORY FOR THE FUND PROSPECTUSES

                               Preface/Directory

Subject                             Page
----------------------------------------
PREFACE                              21
DESCRIPTION OF THE FUND
Aggressive Growth Fund               23
Bond Fund                            29
Capital Appreciation Fund            33
Equity-Income Fund                   37
Global Asset Allocation Fund         41
Growth and Income Fund               47
International Fund                   49
Managed Fund                         53
Money Market Fund                    57
Social Awareness Fund                59
Special Opportunities Fund           61
----------------------------------------

INVESTMENT POLICIES AND TECHNIQUES
Aggressive Growth Fund               23
Bond Fund                            29
Capital Appreciation Fund            33
Equity-Income Fund                   37
Global Asset Allocation Fund         41
Growth and Income Fund               47
International Fund                   49
Managed Fund                         53
Money Market Fund                    57
Social Awareness Fund                59
Special Opportunities Fund           61
----------------------------------------

INVESTMENT RESTRICTIONS
Aggressive Growth Fund               26
Bond Fund                            30
Capital Appreciation Fund            35
Equity-Income Fund                   39
Global Asset Allocation Fund         44
Growth and Income Fund               47
International Fund                   51
Managed Fund                         54
Money Market Fund                    58
Social Awareness Fund                60
Special Opportunities Fund           62

Subject                                                  Page
-------------------------------------------------------------
STRATEGIC PORTFOLIO TRANSACTIONS
Aggressive Growth Fund                                    26
Bond Fund                                                 31
Capital Appreciation Fund                                 36
Equity-Income Fund                                        39
Global Asset Allocation Fund                              45
Growth and Income Fund                                    48
International Fund                                        51
Managed Fund                                              55
Money Market Fund                                         58
Social Awareness Fund                                     60
Special Opportunities Fund                                63
-------------------------------------------------------------

APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS
Net asset value                                           65
Management of the funds                                   65
Purchase of securities being offered                      67
Sale and redemption of shares                             68
Distributions and federal income tax considerations       68
Management discussion of fund performance                 68
Description of shares                                     68
Strategic portfolio transactions-Additional information   69
Foreign investments                                       71
General information                                       72
Statement of Additional Information
Table of contents - 11 underlying funds                   73

LINCOLN NATIONAL
AGGRESSIVE GROWTH FUND, INC.

                               Aggressive Growth
DESCRIPTION OF THE FUND

The Aggressive Growth Fund (fund) was incorporated in Maryland in 1993. It is a diversified open-end management investment company whose investment objec-tive is to maximize capital appreciation. The fund pursues its objective by investing in a diversified portfolio of equity securities of small and medium-sized companies which have a dominant position within their respective indus-tries, are undervalued or have potential for growth in earnings. The fund in-vests primarily in companies with market capitalizations of between $250 mil-lion and $5 billion at the time of purchase. A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price of the stock. The principal risks of this fund are those associated with investing in smaller, lesser-known companies. In-vestment in these companies involves greater risk than investing in larger, more mature, better-known issuers, including a greater possibility of portfo-lio price volatility than you may find in broad stock market indices such as the Dow Jones Industrial Average and the Standard & Poor's 500 Index (S&P
500). Additional risks are discussed under Special risk factors.

In selecting investments, the advisor or sub-advisor seeks small and medium capitalization companies that it believes are either undervalued in the mar-ketplace or have earnings that may be expected to grow faster than the U.S. economy in general. These companies will typically possess one or more of these characteristics: high quality management, a leading or dominant position in a product and a relatively high rate of return on uninvested capital. When selecting stocks, little importance is placed on the anticipated dividend in-come.

The fund's objective is fundamental and cannot be changed without the affirma-tive vote of a majority of its outstanding voting securities. All other in-vestment policies and practices of the fund are not fundamental and may be changed by a majority vote of the Board of Directors. See General information in the Appendix. There is no assurance that the objective of the fund will be achieved.

PORTFOLIO MANAGER

Since 1994, the fund has been managed on a team basis by Edward J. Petner, President and Kevin P. Ferguson, Senior Vice President of Investment Manage-ment/ Research of Lynch and Mayer, Inc. (L&M), sub-advisor to the fund. Petner has been active in investment management since 1983, during which time he has worked for L&M. He holds a MBA from the Wharton School University of Pennsyl-vania. Ferguson has been active in investment management with L&M since 1992. He holds a MBA from New York University.


INVESTMENT POLICIES AND TECHNIQUES

The fund will invest mainly in common stocks of small and medium-sized compa-nies. The fund may invest up to 15% of its total assets in companies with cap-italizations of less than $250 million or greater than $5 billion at the time of purchase. However, it may also invest up to 35% of the value of its assets in convertible bonds; convertible preferred stock and warrants to purchase common stock; futures contracts; and options contracts.

The fund may invest up to 15% of its assets in similar securities of foreign issuers.

The fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years. The securities of these companies may have limited liquidity which can result in their being priced lower than they may be otherwise. Investments in unseasoned companies are more speculative and involve greater risk than do investments in companies with established operating records.

For temporary defensive purposes when the advisor or sub-advisor determines that market conditions warrant, the fund may invest up to 100% of its assets in money market instruments, and may hold a portion of its assets in cash for liquidity purposes. To the extent it is engaged in a temporary defensive posi-tion, the fund will not be pursuing its investment objective.

The fund may invest in the following types of instruments or use the following investment techniques:

CONVERTIBLE SECURITIES
The fund may invest in securities that either have warrants or rights at-tached, or are otherwise convertible. A convertible security is typically a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securi-ties are generally senior to common stocks in a corporation's capital struc-ture but are usually subordinate to similar non-convertible securities. Con-vertible securities provide a fixed-income stream which is generally higher in yield than the income that can be derived from a common stock,

                                   Aggressive
                                     Growth
but lower than that afforded by a similar non-convertible security. Because it can be converted into common stock, frequently a convertible security will al-low its holder to take advantage of increases in the market price of that com-mon stock. In general, the market value of a convertible security is at least the higher of its investment value (that is, its value as a fixed-income secu-rity) or its conversion value (that is, its value upon conversion into its un-derlying common stock). While no securities investment is without some risk, investments in convertible securities generally entail less risk than invest-ments in the common stock of the same issuer.

U.S. GOVERNMENT SECURITIES
The fund may also invest in securities of the U.S. Government. Securities guar-anteed by the U.S. Government include: (1) direct obligations of the U.S. Trea-sury (such as Treasury bills, notes and bonds) and (2) federal agency obliga-tions guaranteed as to principal and interest by the U.S. Treasury [such as Government National Mortgage Association (GNMA) certificates and Federal Hous-ing Administration (FHA) debentures]. These securities are of the highest pos-sible credit quality, because the payment of principal and interest is uncondi-tionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are sup-ported by the issuer's right to borrow from the U.S. Treasury. Some are sup-ported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issu-ing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administra-tion, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fed-eral Home Loan Banks. There is no guarantee that the government will support these types of securities, and therefore they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separate-ly-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are indi-vidually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into princi-pal and interest parts and maintained on the book entry records of the Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of fu-ture interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the own-ers of the receipts. These custodial receipts are known by various names, in-cluding Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets sub-stantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.

MONEY MARKET INSTRUMENTS
The fund may invest in money market instruments without limit for temporary or defensive purposes. These are shorter-term debt securities generally maturing in one year or less. They include:

1. Commercial paper (short-term notes up to nine months duration issued by cor-porations or government bodies);

2. Commercial bank obligations (certificates of deposit, interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a com-mercial bank guarantee to pay at maturity);

3. Corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less); and/or

4. Savings association obligations (certificates of deposit issued by mutual savings banks or savings and loan associations).

Even though certain floating or variable rate obligations (securities which have a coupon rate that changes at least annually and generally more frequent-
ly) have maturities in excess of one year, they are also considered to be short-term debt securities.

SPECIAL SITUATIONS
At times, the fund may invest in certain securities under special situations. A special situation arises when,

                                   Aggressive
                                     Growth
in the advisor's or sub-advisor's opinion, the securities of a particular com-pany will be recognized and will appreciate in value due to a specific develop-ment at that company. Developments creating a special situation might include a new product or process, a management change, a technological breakthrough or another event considered significant. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention. The impact of the strategy on the fund will depend on the fund's size and the extent of the hold-ings of the special situation company relative to its total assets.

FOREIGN INVESTMENTS
There are certain risks involved in investing in foreign securities that do not exist for domestic trading. One important risk is that of fluctuation in cur-rency exchange rates. When the advisor or sub-advisor believes that a currency in which a portfolio security or securities is denominated may suffer a decline against the U.S. dollar, it may hedge that risk. It does so by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the portfolio securities denominated in that foreign curren-cy.

For a discussion of other risks inherent in foreign investing, see Foreign in-vestments in the Appendix. A detailed discussion of how the fund intends to handle these risks appears in the SAI.

WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREEMENTS
The fund may purchase securities on a delayed delivery or when-issued basis and enter into firm commitment agreements (transactions where the payment obliga-tion and interest rate are fixed at the time of the transaction but the settle-ment is delayed). The transactions may involve either corporate or government securities. The fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase. The fund may invest in when-issued securities in order to take advantage of securities that may be especially under or over valued when trading on a when-issued basis.

The fund will segregate liquid assets such as cash, U.S. Government securities, or other appropriate high grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's ag-gregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as money market instruments), the fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk).

Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions. Instead, it will liquidate other portfolio securi-ties in advance of settlement, if necessary, to generate additional cash to meet its obligations.

BORROWING
The fund may borrow money for temporary or emergency purposes in amounts not exceeding 25% of its total assets. If the fund borrows money, its share price may be subject to greater fluctuation until the amount borrowed is paid off. Purchasing securities when the fund has borrowed money may involve an element of leverage. It will not purchase additional securities when the amount bor-rowed exceeds 5% of its total assets.

ILLIQUID INVESTMENTS
Up to 15% of the fund's assets may be invested in securities or other invest-ments that are not readily marketable, including these:

1. Repurchase agreements with maturities greater than seven calendar days;

2. Time deposits maturing in more than seven calendar days;

3. To the extent a liquid secondary market does not exist for such instruments, futures contracts and options on futures;

4. Certain over-the-counter options, as described in the SAI; and/or

5. Certain Rule 144A restricted securities (Rule 144A securities for which a dealer or institutional market exists will not generally be considered il-liquid).

LOWER-RATED DEBT SECURITIES
The fund has no pre-established minimum quality standards and may invest in debt securities of any quality, including lower-rated bonds that may offer higher yields because of the greater risk involved in those investments. It may invest up to 15% of its assets in those securities, including junk bonds. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's Investors Service and BB or lower by Standard & Poor's Corp.) constitute lower-rated securities. See the Appendix in the SAI for a description of these ratings.

Securities rated below investment grade as well as unrated securities usually are a greater risk (including the possibility of default or bankruptcy of the issuers). They generally involve greater price volatility and risk of principal and income, and may be less liquid than securities in higher-rated categories. Both price volatility and illiquidity may make it difficult for the portfolio to value these securities at certain times, and these securities may be diffi-cult to sell under certain market conditions. Prices for securities rated below investment

                                   Aggressive
                                     Growth
grade may be affected by legislation and regulatory developments.

SPECIAL RISK FACTORS
Investing in securities of smaller, lesser-known companies involves greater risks than those normally associated with larger, more mature, well known firms, including a risk of increasing potential portfolio price volatility. This is due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources. Historically, small capitalization stocks and stocks of recently organized com-panies, in which the fund often invests, have been more volatile in price than the larger capitalization stocks included in the S&P 500. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. The fund may invest, without limitation, in Special situa-tions securities of small capitalization companies which may have experienced financial difficulties.

The values of small company stocks may fluctuate independently of larger com-pany stock prices. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. The securities of companies with small stock market capitalizations may trade less frequently and in limited volume. Investors therefore should expect that, to the extent the fund invests in stock of small-capitalization companies, the net asset value of its shares may be more volatile than broad stock market indices such as the S&P 500, and may fluctuate independently from those indices.

To the extent the fund invests in fixed-income securities, the market value of fixed-income obligations and, consequently, the fund's net asset value per share, may vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the yields of such fixed-income securities will tend to be somewhat higher than prevailing market rates. In periods of rising interest rates, the yields of those securities may be somewhat lower.

PORTFOLIO TURNOVER

The fund's annual portfolio turnover rate is not expected to exceed 200% in any particular year although market conditions could result in a greater degree of market activity. (For example, a rate of portfolio turnover of 100% would occur if all of the fund's portfolio were replaced in a period of one year.) High turnover could result in additional brokerage commissions to be paid by the fund. During 1996 the fund's portfolio turnover was 77.51% and in 1995 it was 85.82%.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the fund as funda-mental policies. See General information in the Appendix. For purposes of the following restrictions: (1) all percentage limitations apply immediately after the making of an investment; and (2) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

The fund may not:

1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, immediately after and as a result of such investment (a) more than 5% of the value of its to-tal assets would be invested in securities of the issuer, except that, as to 25% of its total assets, up to 10% of its total assets may be invested in securities issued or guaranteed as to payment of interest and principal by a foreign government or its agencies or instrumentalities or by a multina-tional agency, or (b) it would hold more than 10% of the voting securities of the issuer, or (c) more than 25% of the value of its assets would be in-vested in a single industry. Each of the electric utility, natural gas dis-tribution, natural gas pipeline, combined electric and natural gas utility and telephone industries shall be considered as a separate industry for this purpose and/or

2. Acquire securities subject to restrictions on disposition (except certain restricted securities for which a dealer or institutional market exists) or securities for which there is no readily available market, or enter into re-purchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of its total assets.

A complete listing of all of the fund's fundamental and non-fundamental re-strictions can be found in the SAI.

STRATEGIC PORTFOLIO TRANSACTIONS

The portfolio manager for the fund has considerable discretion in the selection of appropriate fund investments. In the exercise of that discretion, the port-folio manager may, at any given time, invest a portion of the fund's assets in one or more strategic portfolio transactions which we define as derivative transactions and cash enhancement transactions.

For your convenience, in the Appendix, we have included a basic discussion of these special financial arrangement transactions and some of the risks associ-ated with them. Note also that the SAI booklet for the

                                   Aggressive
                                     Growth
11 funds contains definitions of the more commonly used derivative transac-tions, technical explanations of how these transactions will be used and the limits on their use. You should consult your financial counselor if you have specific questions.

THE AGGRESSIVE GROWTH FUND IS AUTHORIZED:
a) for derivative transactions, to: buy and sell exchange-traded and over-the-counter put and call options on stock and stock indices, on fixed-income (in-terest rate) securities; on equity and fixed-income indices and on other finan-cial transactions; buy and sell futures contracts and options on futures con-tracts; engage in swaps, caps, floors, collars and similar interest-rate trans-actions; enter into currency forward contracts, currency futures, currency swaps, options on currencies and options on currency futures.

The fund will not enter into any futures contract or option on a futures con-tract if, as a result, the sum of initial margin deposits on futures contracts and related options and premiums paid for options on futures contracts the fund has purchased, after taking into account unrealized profits and losses on such contracts, would exceed 5% of its total assets.

In addition to the above limitations, the fund will not (1) sell futures con-tracts, purchase put options, or write call options if, as a result, more than 25% of its total assets would be hedged with futures and options under normal conditions; (2) purchase futures contracts or write put options if, as a re-sult, its total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (3) purchase call options if, as a result, the current value of option premiums for call options purchased by it would exceed 5% of its total assets. These limita-tions do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

In addition, the value of all futures contracts sold will not exceed the total market value of the fund.

b) for cash enhancement transactions, to: lend portfolio securities; engage in repurchase transactions. Collateral will be continually maintained at no less than 102% of the value of the loaned securities or of the repurchase price, as applicable.

This page was intentionally left blank.

                                    Appendix
APPENDIX - CONTAINS IMPORTANT INFORMATION FOR ALL FUNDS

This Appendix constitutes part of the Prospectuses of Lincoln National Aggres-sive Growth Fund, Inc. (Aggressive Growth Fund), Lincoln National Bond Fund, Inc. (Bond Fund), Lincoln National Capital Appreciation Fund, Inc. (Capital Ap-preciation Fund), Lincoln National Equity-Income Fund, Inc. (Equity-Income
Fund), Lincoln National Global Asset Allocation Fund, Inc. (Global Asset Allo-cation Fund), Lincoln National Growth and Income Fund, Inc. (Growth and Income
Fund), Lincoln National International Fund, Inc. (International Fund), Lincoln National Managed Fund, Inc. (Managed Fund), Lincoln National Money Market Fund, Inc. (Money Market Fund), Lincoln National Social Awareness Fund, Inc. (Social Awareness Fund), and Lincoln National Special Opportunities Fund, Inc. (Special Opportunities Fund). Unless otherwise indicated, the following information ap-plies to each fund.

NET ASSET VALUE

Each fund's net asset value per share is determined as of close of business (currently 4:00 p.m., New York Time) on the New York Stock Exchange (NYSE) on each day it is open for trading. The net asset value per share for all funds except the Money Market Fund is determined by adding the values of all securi-ties and other assets, subtracting liabilities (including dividends payable) and dividing by the number of shares outstanding. Debt securities and other as-sets of the fund, other than equity securities, for which market quotations are readily available, are valued at their bid quotations.

When market quotations are not readily available, debt securities and other as-sets are valued at their fair value as determined in good faith. This valuation is made by or under the authority of each fund's Board of Directors and it may include the use of valuations furnished by outside sources, including pricing services which utilize electronic data processing techniques for valuing normal institutional-size trading units of debt securities. The value of equity secu-rities is based on the last sale prices of those securities on national securi-ties exchanges or over-the-counter, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on exchanges or over-the-counter. In the absence of readily available closing bid and asked prices, equity securities will be valued at fair value. See the SAI Appendix for a dis-cussion of the methodology utilized to value short-term investments (other than for the Money Market Fund), options, futures and options thereon, and foreign securities.

MONEY MARKET FUND. The net asset value per share of the Money Market Fund is determined by the amortized cost method of valuation, under Rule 2a-7, as amended (the Rule) under the Investment Company Act of 1940 (1940 Act). Under the Rule, the fund's net asset value using the amortized cost method must fairly reflect market value. The Board of Directors of the fund has established procedures to assist fund management and the investment advisor in complying with the requirements of the Rule, which imposes specific standards for the ma-turity, quality and diversification of portfolio securities. The Rule also as-signs certain specific duties to fund management and the Board.

MANAGEMENT OF THE FUNDS

The business and affairs of each fund are managed under the direction of its Board of Directors. The Board has the power to amend the bylaws of each fund, to declare and pay dividends and to exercise all the powers of the fund except those granted to the shareholder. Lincoln Life is the sole shareholder of each fund.

INVESTMENT ADVISOR. Lincoln Investment is the investment advisor to the funds and is headquartered at 200 East Berry Street, Fort Wayne, Indiana 46802. Lin-coln Investment (the advisor) is registered with the Securities and Exchange Commission (the Commission or SEC) as an investment advisor and has acted as an investment advisor to mutual funds for over 40 years. The advisor also acts as investment advisor to Lincoln National Convertible Securities Fund, Inc., and Lincoln National Income Fund, Inc., closed-end investment companies, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc., an open-end series investment company.

The advisor is a wholly-owned subsidiary of Lincoln National Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides life insurance and annuities, property-casualty insurance, reinsurance and financial services. Directors, officers and employ-ees of the advisor and each fund are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Code of Ethics adopted by the advisor and each fund. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.

Under advisory agreements described in the Prospectus for the variable account, the advisor provides portfolio management and investment advice to the funds and administers their other affairs, subject to the supervision of each fund's Board of Directors.

As compensation for its services to each fund, the advisor is paid a monthly investment advisory fee at an annual rate based on the average daily net asset value of each fund, as shown in the following chart:

                                    Appendix

                         First        Next         In excess of
Fund                     $200 million $200 million $400 million
                          ...Of average daily net asset value
---------------------------------------------------------------
Aggressive Growth         .75 of 1%    .70 of 1%    .65 of 1%
Capital Appreciation      .80 of 1     .80 of 1     .80 of 1
Equity-Income             .95 of 1     .95 of 1     .95 of 1
Global Asset Allocation   .75 of 1     .70 of 1     .68 of 1
International             .90 of 1     .75 of 1     .60 of 1
All other funds           .48 of 1     .40 of 1     .30 of 1

The advisory fees for the
Capital Appreciation, Equi-
ty-Income, and International
funds reflect the more ex-
tensive services and in-
creased expense associated
with portfolios of securi-
ties issued outside the
United States.

--------------------------------------------------------------------------------
FUND EXPENSES (see accompanying text below)

                         1996 ratio of the advisor's
                         compensation to average     1996 ratio of total expenses
Fund                     net assets                  to average net assets
---------------------------------------------------------------------------------
Aggressive Growth        .75%                         .82%
Bond                     .46                          .51
Capital Appreciation     .80                          .93
Equity-Income            .95                         1.08
Global Asset Allocation  .73                         1.00
Growth and Income        .33                          .36
International            .82                         1.19
Managed                  .39                          .43
Money Market             .48                          .57
Social Awareness         .42                          .46
Special Opportunities    .40                          .44

Expenses specifically assumed by each fund include: compensation and expenses of Directors of the fund who are not interested persons of the fund as defined in the 1940 Act; registration, filing, printing, and other fees in connection with filings with regulatory authorities, including the costs of printing and mailing updated Prospectuses and SAIs provided to current contract owners; fees and expenses of independent auditors; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer agent charges; brokerage commissions and securities and options transaction costs incurred by the fund; taxes and corporate fees; fees for accounting, valuation and related services; legal fees incurred in connection with the affairs of the fund (other than legal services provided by personnel of the advisor or its affiliated com-panies); the fees of any trade association of which the fund is a member; and expenses of shareholder and Director meetings.

SUB-ADVISORS. As advisor, Lincoln Investment is primarily responsible for in-vestment decisions affecting each of the funds. However, Lincoln Investment has entered into sub-advisory agreements with several professional investment man-agement firms. These firms provide some or substantially all of the investment advisory services required by a number of the funds, including day-to-day in-vestment management of those funds' portfolios. Each sub-advisor makes invest-ment decisions for its respective fund in accordance with that fund's invest-ment objectives and places orders on behalf of that fund to effect those deci-sions. See the following tables for more information about the sub-advisors and their fees:

                                    Appendix

                                      Date of
Fund           Sub-advisor            agreement Annual fee rate based on average daily net asset value
-------------------------------------------------------------------------------------------------------
Aggressive     Lynch & Mayer          12/20/93  .50 of 1% of the first $150 million .35 of 1% of the
Growth         520 Madison Avenue               excess over $150 million
               New York, NY 10022
Capital        Janus                  1/1/94    .60 of 1% of the first $100 million .55 of 1% of the
Appreciation   100 Fillmore Street              excess over $100 million
               Denver, CO 80206
Equity-        Fidelity               12/20/93  .75 of 1%
Income         82 Devonshire Street
               Boston, MA 02108
Global Asset   Putnam                 6/8/87    the greater of (a) $40,000; or (b) .47 of 1% of the
Allocation     One Post Office Square           first $200 million; .42 of 1% of the next $200 million;
               Boston, MA 02104                 and .40 of 1% of any excess over $400 million
International  Clay Finlay            8/29/96   .665 of 1% of the first $50 million; .475 of 1% of the
               200 Park Avenue                  next $50 million; and .250 of 1% of any
               New York, NY 10166               excess over $100 million

--------------------------------------------------------------------------------
                                                Annual fee rate based on market value of securities
                                                held in the portfolio of each respective client fund at
                                      Date of   the close of business on the last trading day of each
Fund           Sub-advisor            agreement calendar quarter
-------------------------------------------------------------------------------------------------------
Growth and     Vantage                8/21/85   .20 of 1%
Income         630 5th Avenue
               New York, NY 10111
Managed        Vantage                8/21/85   .20 of 1%
               (stock portfolio only)
Social
Awareness      Vantage                4/30/88   .20 of 1%
Special
Opportunities  Vantage                8/21/85   .20 of 1%

No additional compensation from the assets of the funds will be assessed as a result of the sub-advisory agreements; the sub-advisors are paid by Lincoln In-vestment. (There is no sub-advisor for the Bond and Money Market Funds.)

SERVICE MARKS. The service mark for the funds and the name Lincoln National have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event the advisor should not be the investment advisor of the funds.

In the Prospectus and sales literature, the name Fidelity Investments will be used with the Equity-Income Fund, Janus with the Capital Appreciation Fund and Putnam with the Global Asset Allocation Fund. The continued use of these names is subject to the right of the respective sub-advisor to withdraw its permis-sion in the event it ceases to be the sub-advisor to the particular fund it ad-vises.

PURCHASE OF SECURITIES BEING OFFERED

Shares of the funds' common stock ($0.01 par value) will be sold to Lincoln Life for allocation to the variable annuity account (VAA), which has been es-tablished for the purpose of funding variable annuity contracts; shares in the funds will also be sold to Lincoln Life for allocation to one or more of the variable life accounts, which have been established for the purpose of funding variable life insurance contracts. Shares of each fund are sold and redeemed at their net asset value per share determined daily. See Sale and redemption of shares. Also see Net asset value. The funds' shares are sold to Lincoln Life for the variable accounts on a no-load basis - that is, without the imposition of a sales charge.

                                    Appendix

SALE AND REDEMPTION OF SHARES

The shares of each fund are sold and redeemed by the fund at their net asset value per share next determined after receipt by Lincoln Life of a purchase or redemption order in acceptable form. Redemption of fund shares held by Lincoln Life for its own account will be effected at the fund's net asset value per share next determined after receipt of the redemption request by the fund. The value of shares redeemed may be more or less than original cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made within seven days after the redemption request is received in proper form by the funds. However, the right to redeem fund shares may be suspended or payment postponed for any period during which (1) trading on the NYSE is restricted as determined by the Commission, or the NYSE is closed for other than weekends and holidays; (2) an emergency exists, as de-termined by the Commission, as a result of which (a) disposal by each fund of securities owned by it is not reasonably practicable, or (b) it is not reasona-bly practicable for each fund to determine fairly the value of its net assets; or (3) the Commission by order so permits for the protection of shareholders of the funds.

DISTRIBUTION AND FEDERAL INCOME TAX CONSIDERATIONS

Each fund's policy is to distribute, at least once a year, substantially all of its net investment income. Net realized capital gains may only be distributed annually. These distributions, when paid to Lincoln Life for the variable ac-counts, will be reinvested automatically in additional shares of that fund, at its net asset value per share.

Each fund intends to qualify and has elected to be taxed as a regulated invest-ment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the code). If a fund qualifies as a regulated investment company and complies with the provisions of the code relieving regulated in-vestment companies which distribute substantially all of their net income (both ordinary income and capital gain) from Federal income tax and the 4% nondeduct-ible Federal excise tax, the funds will be relieved of those taxes on the amounts distributed. See the SAI for a more complete discussion.

Each fund is subject to asset diversification requirements under Section 817(h) of the code and the related regulation that the United States Treasury Depart-ment has adopted. Each fund intends to comply with these diversification re-quirements.

Since the sole shareholder of the funds is Lincoln Life, there is no discussion here about the Federal income tax consequences at the shareholder level. For information concerning the Federal income tax consequences to holders of annu-ity or life insurance contracts, including the failure of a fund to comply with the diversification requirements discussed above, see the Prospectus for the variable account at the front of this booklet.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

In the Annual Report for the funds, the portfolio manager for each fund dis-cusses that fund's performance for the previous fiscal year and the factors which affected that performance. We will send you a copy of the Annual Report free upon request.

DESCRIPTION OF SHARES

The authorized capital stock of each fund consists of 50 million shares of com-mon stock (150 million for the Growth and Income Fund and 100 million each for the Equity-Income Fund, International Fund and Managed Fund), $0.01 par value. As of April 1, 1997, each fund had the following number of shares issued and outstanding:

Aggressive Growth        19,033,638
Bond                     22,323,906
Capital Appreciation     21,172,476
Equity-Income            32,730,897
Global Asset Allocation  25,529,165
Growth and Income        79,849,479
International            31,897,933
Managed                  44,089,292
Money Market              9,655,455
Social Awareness         27,849,619
Special Opportunities    24,121,470

Fund shares will be owned by Lincoln Life and will be held by it in the vari-able accounts. As sole shareholder of each fund, Lincoln Life may be deemed to be a control person as that term is defined under the 1940 Act. However, as stated in the Prospectuses for the variable accounts, Lincoln Life provides to contractowners of the variable accounts the right to direct the voting of fund shares at shareholder meetings, to the extent provided by law. Lincoln Life will vote for or against any proposition, or will abstain from voting, any fund shares attributable to a contract for which no timely voting instructions are received, and any fund shares held by Lincoln Life for its own account, in pro-portion to the voting instructions

                                    Appendix

that it received with respect to all contracts participating in that fund. How-ever, if the 1940 Act or any regulation under it should change, and as a result Lincoln Life determines it is permitted to vote fund shares in its own right, it may elect to do so.

All the shares of each fund are of the same class with equal rights and privi-leges. Each full share is entitled to one vote and each fractional share is en-titled to a proportionate fractional vote, on all matters subjected to a vote of the shareholder. All shares, full and fractional, participate proportion-ately in any dividends and capital gains distributions and, in the event of liquidation, in that fund's net assets remaining after satisfaction of out-standing liabilities.

When issued, each share is fully-paid and non-assessable and the shareholder has no preemptive or conversion rights. Fund shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so. In that event the holders of the remaining shares so voting will not be able to elect any directors. Shares may be redeemed as set forth under Sale and redemp-tion of shares.

The Bylaws of the funds allow them, in proper cases, to dispense with their an-nual meetings of the shareholder. Generally, this may be done as long as: (1) a majority of the Directors then in office have at some point been elected by the shareholder and, if any vacancy is filled by vote of the Board of Directors, then immediately after filling the vacancy at least two thirds of the Directors shall have been elected by the shareholder; (2) there is no change in the inde-pendent auditor of the funds; (3) there is no material change to the investment advisory and/or sub-advisory agreements and/or fundamental policies; and (4) a shareholder vote is not required with respect to a distribution agreement. In adopting this procedure for dispensing with annual meetings that are a formali-ty, the Directors of the funds have undertaken to comply with the requirements of Section 16(c) of the 1940 Act. That Section protects contract owners by pro-viding a procedure by which they may require management to convene a meeting of the shareholder to vote on removal of one or more Directors. The Directors also have agreed to facilitate communication among contract owners for the purpose of calling those meetings. Further information about these procedures is avail-able from fund management.

STRATEGIC PORTFOLIO TRANSACTIONS-ADDITIONAL INFORMATION

Because of their different investment objectives and portfolio management phi-losophies many of the funds engage to varying degrees in strategic portfolio transactions, in order to preserve or enhance the value of their assets. These can be generally identified as either derivative transactions or cash enhance-ment transactions. Derivative transactions are recognized by the investment community as an acceptable way to seek to increase the fund's overall value (or, depending on the condition of the securities markets, at least to slow its decrease). Cash enhancement transactions are designed to make some extra money for the fund when it has excess cash, or to help the fund obtain some cash for temporary purposes when needed. See the Prospectus for each fund for a listing of the kinds of transactions in which each fund may engage.

1. DERIVATIVE TRANSACTIONS
 A.  Introduction
  A derivative transaction is a financial agreement the value of which is de-pendent upon the values of one or more underlying assets or upon the values of one or more indices of asset values. The following types are currently in fairly common use in the investment community, although not every fund will use all of them:

  1. Equity contracts: stock options and indexed options; equity swaps; stock index futures and options on futures; swaptions;

  2. Interest rate contracts: interest rate futures and options on them; for-ward rate agreements (FRAs); interest rate swaps and their related trans-actions (e.g., caps, floors, collars and corridors); and/or

  3. Currency derivative contracts: currency forward contracts; currency op-tions; currency futures; currency swaps; cross-currency interest rate swaps.

SIMPLIFIED DEFINITIONS FOR THESE TRANSACTIONS ARE PROVIDED IN THE SAI APPENDIX.

Although they may be structured in complex combinations, derivative transac-tions in which the funds engage generally fall into two broad categories: op-tions contracts or forward contracts. The combined forms are constantly evolv-ing. In fact, variations on the types listed previously may come into use after the date of these Prospectuses. Therefore, where the Prospectus for a particu-lar fund discloses the intent of that fund to engage in any of the types list-ed, that fund hereby reserves the right to engage in related variations on those transactions.

The funds intend to engage in derivative transactions only defensively. Exam-ples of this defensive use might be: to hedge against a perceived decrease in a fund's asset value; to control transaction costs associated with market timing (e.g., by using futures on an unleveraged basis); and to lock in returns, spreads, or currency exchange rates in anticipation of future cash market transactions.

                                    Appendix

There is no discussion here of asset-backed or mortgage-backed securities (such as collateralized mortgage obligations, structured notes, inverse floaters, principal-only or interest-only securities, etc.). See the Prospectus and SAI for the Capital Appreciation and Equity-Income funds, which are authorized to engage in this kind of trading.

 B. Risk factors commonly associated with derivative transactions.

  There are certain risks associated with derivatives, and some derivatives involve more of these risks than others. We briefly describe the most common ones here; however, this is not an exhaustive list. Consult your financial counselor if you have additional questions.

  CREDIT RISK is the possibility that a counterparty to a transaction will fail to perform according to the terms and conditions of the transaction, causing the holder of the claim to suffer a loss.

  CROSS-CURRENCY SETTLEMENT RISK (or Herstatt risk) is related to the settle-ment of foreign exchange contracts. It arises when one of the counterparties to a contract pays out one currency prior to receiving payment of the other. Herstatt risk arises because the hours of operation of domestic interbank fund transfer systems often do not overlap due to time zone differences. In the interval between the time one counterparty has received payment in one indicated currency and the time the other counterparty(ies) receive payment in the others, those awaiting payment are exposed to credit risk and market risk.

  LEGAL RISK is the chance that a derivative transaction, which involves highly complex financial arrangements, will be unenforceable in particular jurisdictions or against a financially troubled entity; or will be subject to regulation from unanticipated sources.

  MARKET LIQUIDITY RISK is the risk that a fund will be unable to control its losses if a liquid secondary market for a financial instrument does not ex-ist. It is often considered as the risk that a (negotiable or assignable) financial instrument cannot be sold quickly and at a price close to its fun-damental value.

  MARKET RISK is the risk of a change in the price of a financial instrument, which may depend on the price of an underlying asset.

  OPERATING RISK is the potential of unexpected loss from inadequate internal controls or procedures; human error; system (including data processing sys-tem) failure; or employee dishonesty.

  SETTLEMENT RISK between two counterparties is the possibility that a counterparty to whom a firm has made a delivery of assets or money defaults before the amounts due or assets have been received; or the risk that tech-nical difficulties interrupt delivery or settlement even if the counterparties are able to perform. In the latter case, payment is likely to be delayed but recoverable.

  SYSTEMIC RISK is the uncertainty that a disruption (at a firm, in a market segment, to a settlement system, etc.) might cause widespread difficulties at other firms, in other market segments, or in the financial system as a whole.

  SPECIAL NOTE FOR OPTIONS AND FUTURES TRANSACTIONS: Gains and losses on op-tions and futures transactions depend on the portfolio manager's ability to correctly predict the direction of stock prices and interest rates, and other economic factors. Options and futures trading may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge. The loss from investing in futures transac-tions is potentially unlimited.

  SOME OF THESE RISKS MAY BE PRESENT IN EACH TYPE OF TRANSACTION, WHILE OTHERS MAY PERTAIN ONLY TO CERTAIN ONES. These risks are discussed here only brief-ly. Before you invest in a particular fund, please consult your financial counselor if you have questions about the risks associated with that fund's use of derivatives.

 C. Varying usage of derivative transactions

  Subject to the terms of the Prospectus and SAI for each fund, that fund's portfolio manager decides which types of derivative transactions to employ, at which times and under what circumstances. For a description of the lim-its, risk factors and circumstances under which derivative transactions will be used by each fund, refer to the SAI booklet.

 D. Increased government scrutiny

  Derivative transactions are coming under increased scrutiny by Congress and industry regulators (such as the SEC and the Office of the Comptroller of the Currency), and by self-regulatory agencies (such as the NASD). Should legislation or regulatory initiatives be enacted resulting in additional re-strictive requirements for derivative transactions, Lincoln Life and the funds reserve the right to make all necessary changes in the contracts and the Registration Statements for the funds, respectively, to comply with those requirements.

2. CASH ENHANCEMENT TRANSACTIONS
 Cash enhancement transactions also involve certain risks to the fund. They are discussed more fully in the SAI.

                                    Appendix

 A. Lending of portfolio securities

  Any fund authorized to do so may make secured loans of its portfolio securi-ties, in order to realize additional income. The loans are limited to a max-imum of a stipulated amount of the fund's total assets. As a matter of poli-cy, securities loans are made to broker/dealers under agreements requiring that the loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to 102% of the value of the se-curities lent.

  The borrower pays the fund an amount equal to any dividends or interest re-ceived on securities lent. The fund retains all or a portion of the interest received on securities lent. The fund also retains all or a portion of the interest received on investment of the cash collateral, or receives a fee from the borrower.

  With respect to the loaned securities, voting rights or rights to consent pass to the borrower. However, the fund retains the right to call in the loans and have the loaned securities returned at any time with reasonable notice. This is important when issuers of the securities ask holders of those securities - including the fund - to vote or consent on matters which could materially affect the holders' investment. The fund may also call in the loaned securities in order to sell them. None of the funds' portfolio securities will be loaned to Lincoln Investment, to any sub-advisor, or to any of their respective affiliates. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

 B. Repurchase (Repo) and reverse repurchase (Reverse Repo) transactions

  1. Repos. From time to time, the funds may enter into Repo transactions. In a typical Repo transaction, the fund involved buys U.S. Government or other money market securities from a financial institution (such as a bank, broker, or savings and loan association). At the same time, as part of the arrangement, the fund obtains an agreement from the seller to re-purchase those same securities from the fund at a specified price on a fixed future date.

    The repurchase date is normally not more than seven days from the date of purchase. Keeping the term under seven days is significant, because the SEC considers Repo Agreements with maturities of more than seven days to be illiquid assets of the fund, and the funds have strict limitations on the percentage of their respective assets which may be illiquid.

  2. Reverse repos. A fund may also be authorized to enter into Reverse Repo transactions. This simply means the fund is on the reverse side of a Repo transaction. That is, the fund is the Seller of some of its portfolio se-curities, subject to buying them back at a set price and date.

    Authorized funds will engage in Reverse Repos for temporary purposes, such as for obtaining cash to fund redemptions; or for the purpose of increas-ing the income of the fund by investing the cash proceeds at a higher rate than the cost of the agreement. Entering into a reverse repo transaction is considered to be the borrowing of money by the fund. Funds authorized to engage in Repos as buyers are not necessarily authorized to do Reverse Repos.

FOREIGN INVESTMENTS

There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates; devaluation of currencies; political or economic developments including the possible imposi-tion of currency exchange blockages or other foreign governmental laws or re-strictions; reduced availability of public information concerning issuers; and the fact that foreign companies are not generally subject to uniform account-ing, auditing, and financial reporting standards or to other regulatory prac-tices and requirements comparable to those applicable to domestic companies. With respect to certain foreign countries, there is also the possibility of ex-propriation, nationalization, confiscatory taxation, and limitations on the use or removal of cash or other assets of a fund, including the withholding of in-terest payments or dividends. These risks may be particularly great in so-called developing or undeveloped countries, sometimes referred to as Emerging Markets.

In addition, while the volume of transactions effected on foreign stock ex-changes has increased in recent years, in most cases it remains appreciably be-low that of the NYSE. Accordingly, a fund's foreign investments may be less liquid and their prices may be more volatile than comparable investments in se-curities of U.S. companies. Moreover, the settlement periods for foreign secu-rities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. The funds will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities. In buying and selling securities on foreign exchanges, a fund nor-mally pays fixed commissions that are generally higher than the negotiated com-missions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries that in the United States. There may be difficulty in enforcing legal rights outside the United States. For example, in the event of default on any foreign debt obligations, it may be more diffi-

                                    Appendix
cult or impossible for the fund to obtain or to enforce a judgment against the issuers of these securities. The advisor or sub-advisor will take all these factors into consideration in managing a fund's foreign investments.

Certain state insurance regulations impose additional restrictions on the ex-tent to which a fund may invest in foreign securities. See the SAI.

The share price of a fund that invests in foreign securities will reflect the movements of both the prices of the portfolio securities and the currencies in which those securities are denominated. Depending on the extent of a fund's in-vestments abroad, changes in a fund's share price may have a low correlation with movements in the U.S. markets. Because most of the foreign securities in which the fund invests will be denominated in foreign currencies, or otherwise will have values that depend on the performance of foreign currencies relative to the U.S. dollar, the relative strength of the U.S. dollar may be an impor-tant factor in the performance of the fund.

FOREIGN CURRENCIES

When an advisor or sub-advisor believes that a currency in which a portfolio security or securities is denominated or exposed may suffer a decline against the U.S. dollar, it may hedge that risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the portfolio securities denominated in or exposed to that foreign currency.

Because foreign securities generally are denominated and pay dividends or in-terest in foreign currencies, and a fund may hold various foreign currencies, the value of the net assets of that fund as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, cur-rency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and of-fer spot rate of the currency being purchased or sold. Some foreign currency values may be volatile, and there is the possibility of government controls on currency exchange or governmental intervention in currency markets which could adversely affect the fund.

Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. In order to protect against uncertainty in the level of future foreign currency exchange rates, a fund's advisor or sub-advisor may attempt to manage exchange rate risk through active currency man-agement, including the use of certain foreign currency hedging transactions.

For example, it may hedge some or all of its investments denominated in a for-eign currency against a decline in the value of that currency relative to the U.S. dollar by entering into contracts to exchange that currency for U.S. dol-lars (not exceeding the value of the fund's assets denominated in or exposed to that currency), or by participating in options or futures contracts with re-spect to that currency. If the advisor or sub-advisor believes that a particu-lar currency may decline relative to the U.S. dollar, the fund may also enter into contracts to sell that currency (up to the value of the fund's assets de-nominated in or exposed to that currency) in exchange for another currency that the advisor or sub-advisor expects to remain stable or to appreciate relative to the U.S. dollar. This technique is known as currency cross-hedging. Refer to the Prospectus for each fund to determine which funds may engage in these transactions.

These strategies are intended to minimize the effect of currency appreciation as well as depreciation, but do not protect against a decline in the underlying value of the hedged security. In addition, these strategies may reduce or elim-inate the opportunity to profit from increases in the value of the original currency and may adversely impact the fund's performance if the advisor or sub-advisor's projection of future exchange rates is inaccurate. See Strategic portfolio transactions.

GENERAL INFORMATION

Your inquiries should be directed to Lincoln National Life Insurance Co., at P.O. Box 2340, Fort Wayne, Indiana 46801; or, you may call 1-800-4LINCOLN (454-
6265).

The funds will issue unaudited semiannual reports showing current investments in each fund and other information; and annual financial statements audited by their independent auditors.

Under the 1940 Act a fundamental policy of a fund may not be changed without the affirmative vote of a majority of the fund's outstanding shares.

As used in this Prospectus, the term majority of the fund's outstanding shares means the vote of: (1) 67% or more of each fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of each fund are present or represented by proxy, or (2) more than 50% of each fund's outstand-ing shares, whichever is less.

These Prospectuses do not contain all the information included in their Regis-tration Statements filed with the Commission. The Registration Statements, in-cluding the exhibits filed with them, may be examined at the office of the Com-mission in Washington, D.C. Statements contained in the Prospectuses about the contents of any contract or other document referred to in them are not neces-sarily complete. In each instance, reference is made to the copy of that con-tract or other document filed as an exhibit to the Registration Statement of which the particular Prospectus forms a part, and

                                    Appendix
each statement is qualified in all respects by that reference.

The use of funds by both variable annuity and variable life insurance separate accounts is known as mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity account, in those cases where mixed funding occurs. For exam-ple, violation of the federal tax laws by one variable account investing in the funds could cause the contracts and Policies funded through another variable account to lose their tax-deferred status, unless remedial action were taken. The Board of Directors of each fund will monitor for any material conflicts and determine what action, if any, should be taken.

Should any conflict arise which requires that a substantial amount of assets be withdrawn from any of the funds, orderly portfolio management could be disrupted, to the detriment of those contract owners still investing in that fund. Also, if that fund believes that any portfolio has become so large as to materially impair investment performance, then the fund will examine other investment options.

Lincoln Life performs the dividend and transfer functions for the funds.

                               Aggressive Growth
LINCOLN NATIONAL
AGGRESSIVE GROWTH FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

This SAI should be read in conjunction with the Prospectus of Lincoln National

Aggressive Growth Fund, Inc. (fund) dated May 1, 1997. You may obtain a copy of the fund's Prospectus on request and without charge. Please write Lincoln National Life

Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call 1-800- 4LINCOLN (454-6265).

TABLE OF CONTENTS

                                                                   Page
------------------------------------------------------------------------
INVESTMENT OBJECTIVE                                               AG- 2
------------------------------------------------------------------------
INVESTMENT POLICIES AND TECHNIQUES                                 AG- 2
------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                                            AG- 9
------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE                               AG-10
------------------------------------------------------------------------
DETERMINATION OF NET ASSET VALUE                                   AG-11
------------------------------------------------------------------------
APPENDIX

Investment advisor and sub-advisor                                  A- 1
------------------------------------------------------------------------
Directors and officers                                              A- 3
------------------------------------------------------------------------
Investment policies and techniques (continued): options, futures, securities valuation, securities lending, repurchase and reverse
repurchase agreements                                               A- 4

--------------------------------------------------------------------------------

                                     Page
-----------------------------------------
Custodian                            A- 9
-----------------------------------------
Independent auditors                 A- 9
-----------------------------------------
Financial statements                 A- 9
-----------------------------------------
Bond and commercial paper ratings    A- 9
-----------------------------------------
U.S. Government obligations          A-11
-----------------------------------------
Taxes                                A-11
-----------------------------------------
State requirements                   A-12
-----------------------------------------
Derivative transactions-definitions  A-13

--------------------------------------------------------------------------------


THIS SAI IS NOT A PROSPECTUS.

The date of this SAI is May 1, 1997.

                                  Aggressive
                                    Growth


INVESTMENT OBJECTIVE

Lincoln National Aggressive Growth Fund, Inc. (the fund) was incorporated in Maryland in 1993 as an open-end diversified management investment company whose investment objective is to maximize capital appreciation. The fund pur-sues its investment objective by investing in a diversified portfolio of eq-uity securities of small and medium-sized companies with favorable growth prospects. The fund invests primarily in companies with market capitalizations of between $250 million and $5 billion at the time of purchase. A company's market capitalization is calculated by multiplying the total number of shares of its common stock outstanding by the market price of the stock.

The principal risks of this fund are those associated with investing in small-er, lesser-known companies. Such companies involve greater risks than invest-ing in larger, more mature, better known issuers, including increasing the possibility of portfolio price volatility. Additional risks are discussed un-der Special risk factors in the Prospectus.

The fund's investment objective is fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. (See General information in the Appendix to the Prospectus.) There can be no assurance that the objective of the fund will be achieved. References to advisor in this SAI include both Lincoln Investment Management, Inc. (Lincoln Investment) and Lynch & Mayer, Inc.

INVESTMENT POLICIES AND TECHNIQUES

The Prospectus discusses the investment policies and techniques used to pursue the fund's investment objective. The following discussion supplements the de-scription of the investment policies and techniques in the Prospectus.(Italicized terms that are not defined herein are defined in the fund's Prospectus.)

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are often considered speculative and involve sig-nificantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in peri-ods of general economic difficulty which may follow periods of rising interest rates. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession.

The market for lower-rated debt securities may be less active than that for higher-rated debt securities, which can adversely affect the prices at which these securities can be sold. If mar-ket quotations are not available, these securities will be valued in accor-dance with procedures established by the Board of Directors, including the use of outside pricing services. Judgment plays a greater role in valuing lower-rated corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Ad-verse publicity and changing investor perceptions may affect the ability of outside pricing services used by the fund to value its portfolio securities and the fund's ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-rated debt securities, the advi-sor's and/or sub-advisor's research and credit analysis is an integral part of managing any securities of this type held by the fund. In considering invest-ments for the fund, the advisor and/or sub-advisor, if any, will attempt to identify those issuers of high-yielding debt securities whose financial condi-tion is adequate to meet future obligations, has improved, or is expected to improve in the future. The advisor's and/or sub-advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

The fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to pro-tect the interests of security holders if it determines this to be in the best interest of shareholders.

STRATEGIC PORTFOLIO TRANSACTIONS

GENERAL. The fund may, but is not required to, utilize various other invest-ment strategies described in the Prospectus under Strategic portfolio transac-tions to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to man-age the effective maturity or duration of fixed-income securities in its port-folio or to enhance potential gain. Such strategies are generally accepted as modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes oc-cur. In the course of pursuing these investment strategies, the fund may en-gage in the derivative transactions described in the Prospectus. Strategic portfolio transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the fund resulting from securities markets or currency exchange rate fluctuations; to protect the fund's unrealized gains in the value of its portfolio securi-ties; to facilitate the sale of such securities for investment purposes; to manage the effective maturity or duration of fixed-income securities; or to establish a po-

                                  Aggressive
                                    Growth

sition in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any strategic transaction is a function of numerous variables including market conditions. The ability of the fund to utilize these strategic transactions successfully will depend on the advisor's or sub-advisor's ability to predict pertinent market movements, which cannot be assured. The fund will comply with applicable regulatory re-quirements when implementing these strategies, techniques and instruments. Strategic transactions involving financial futures and options thereon will be purchased, sold or entered into only for a bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Additional information relating to certain financial instruments or strategies is set forth below. In addition, see Special risks of strategic transactions below for a discussion of certain risks.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The fund has filed a notice of eligibility for exclusion from the definition of the term commodity pool operator with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulates trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Ex-change Act, each notice of eligibility will include the following representations:

Normally the fund expects to use futures contracts and related options solely for bona fide hedging purposes, as that term is defined in CFTC regulations. However, in addition, the fund may take positions in futures contracts and re-lated options which do not come within the CFTC definition, as long as the ag-gregate initial margin and premiums required to establish those positions does not exceed 5% of the net asset value of the fund (after taking into account unrealized profits and unrealized losses on any such contracts into which it has entered).

In addition to the above limitations, the fund will not (a) sell futures con-tracts, purchase put options or write call options if, as a result, more than 25% of its total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a re-sult, its total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by it would exceed 5% of its total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorpo-rate features similar to options.

The limitations on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere are not fundamental policies and may be changed as regulatory agen-cies permit.

OPTIONS ON CURRENCIES AND SECURITIES
The fund may purchase and sell (write) put and call options on securities, al-though the present intent is to write only covered call options. These covered call options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is covered if the fund owns the security un-derlying the option or has an absolute and immediate right to acquire that se-curity without additional cash consideration (or for additional cash consider-ation held in a segregated account by the fund's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also cov-ered if the fund holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, treasury bills or other high grade, short-term debt obligations in a segre-gated account with the fund's custodian. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the re-maining term of the option, supply and demand and interest rates.

If the writer of an option wishes to terminate the obligation, it may effect a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. How-ever, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obliga-tion to deliver the underlying security in the case of a call option, the writer of the option (whether an exchange-traded option or a NASDAQ option) is required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of The Options Clearing Corp. (OCC), the Chicago Board of Trade and the Chicago Mercantile Exchange, institutions which interpose themselves between buyers and sellers of options. Technically, each of these institutions assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

                                  Aggressive
                                    Growth

An option position may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although the fund will generally purchase or write only those op-tions for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or other trading fa-cility will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event, it might not be possible to effect closing transactions in partic-ular options, with the result that the fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying se-curities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the fund as a cov-ered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain op-tions; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions, or both; (3) trading halts, suspensions or other re-strictions may be imposed with respect to particular classes or series of op-tions or underlying securities; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange, (e.g., the facilities of an ex-change or a clearing corporation may not at all times be adequate to handle current trading volume); or (5) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of op-tions) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades in that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely exe-cution of customers' orders. However, the OCC, based on forecasts provided by the U.S. exchanges, believes that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and such exchanges have advised such clearing corporation that they believe their facilities will also be adequate to handle reasonably anticipated volume.

See Foreign currency options, for a discussion of the additional features (in-cluding the risks thereon) of foreign currency option contracts.

OPTIONS ON STOCK INDICES
Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price an op-tion on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multi-ple (the multiplier). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash.

The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

Except as described later, the fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When the fund writes a call option on a broadly-based stock market index, it will segregate or put into escrow with the custodian, or pledge to a broker as collateral for the option, cash, cash equivalents or at least one qualified security with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. The fund will write call options on broadly-based stock market indices only if at the time of writing it holds a diversified portfolio of stocks.

If the fund has written an option on an industry or market segment index, it will so segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, at least ten qualified securities, which are stocks of an issuer in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will in-clude stocks which represent at least 50% of the fund holdings in that indus-try or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly-based stock market index options or 25% of such amount in the case of industry or market segment index options.

                                  Aggressive
                                    Growth

If at the close of business, the market value of such qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the fund will segregate, escrow or pledge an amount in cash Treasury bills or other high grade short-term debt obligations equal in value to the difference. In addition, when the fund writes a call on an index which is in-the-money at the time the call is written, it will segregate with its custodian or pledge to the broker as col-lateral, cash, U.S. Government or other high grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the mul-tiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the fund's obligation to segregate addi-tional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if the fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Trea-sury bills or other high grade short-term debt obligations in a segregated ac-count with the fund's custodian, it will not be subject to the requirements described in this paragraph.

RISKS OF OPTIONS ON STOCK INDICES. Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, the fund would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, may be un-able to exercise an option it holds, which could result in substantial losses to the fund. It is the fund's policy to purchase or write options only on in-dices which include a number of securities sufficient to minimize the likeli-hood of a trading halt in the index.

SPECIAL RISKS OF WRITING CALLS ON STOCK INDICES. Unless the fund has other liquid assets which are sufficient to satisfy the exercise of a call, it would be required to liquidate portfolio securities in order to satisfy the exer-cise. Because an exercise must be settled within hours after receiving the no-tice of exercise, if the fund fails to anticipate an exercise it may have to borrow from a bank (in amounts not exceeding 20% of the value of its total as-sets) pending settlement of the sale of securities in its portfolio and would incur interest charges thereon.

When the fund has written a call, there is also a risk that the market may de-cline between the time it has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time it is able to sell securities in its portfolio.
As with stock options, the fund will not learn that an index option has been exercised until the day following the exercise date. Unlike a call on stock where the fund would be able to deliver the underlying securities in settle-ment, the fund may have to sell part of its portfolio in order to make settle-ment in cash and the price of such securities might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with index options than with stock options. For exam-ple, even if an index call which the fund has written is covered by an index call held by the portfolio with the same strike price, the fund will bear the risk that the level of the index may decline between the close of trading on the date the exercise notice is filed with the cleaning corporation and the close of trading on the date the fund exercises the call it holds or the time the fund sells the call, which in either case would occur no earlier than the day following the day the exercise notice was filed.

OVER-THE-COUNTER OPTIONS AND LIQUID SECURITIES. As indicated in the Prospectus the fund may deal in over-the-counter (OTC) options. The position of the staff of the Securities and Exchange Commission is that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. The fund, the investment advisor, and the sub-advisors disagree with this position and have found the dealers with which they engage in OTC options transactions generally agreeable to and capable of entering into closing transactions. As also indicated in the Prospectus, the fund has adopted procedures for engaging in OTC options for the purpose of reducing any potential adverse impact of such transactions upon the liquidity of its portfolio.

As part of these procedures the fund will engage in OTC options transactions only with primary dealers that have been specifically approved by the Board of Directors of the fund. The fund and the investment advisor and/or sub-advisor believe that the approved dealers should be agreeable and able to enter into closing transactions if necessary and, therefore, present minimal credit risks to the fund. The fund anticipates entering into written agreements with those dealers to whom it may sell OTC options, pursuant to which it would have the absolute right to repurchase the OTC options from such dealers at any time at a price determined pursuant to a formula set forth in certain no-action let-ters published by the Securities and Exchange Commission staff. The fund will not engage in OTC options transactions if the amount invested by it in OTC op-tions plus, with respect to OTC options written by it, the amounts required to be treated as illiquid pursuant to the terms of such letters (and the value of the assets used as cover with respect to OTC option sales which are not within the scope of such letters), plus the amount invested by the fund in illiquid securities, would exceed 15% of its total assets. OTC options on securities other than U.S. Government securities may not be within the

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scope of such letters and, accordingly, the amount invested by the fund in OTC options on such other securities and the value of the assets used as cover with respect to OTC option sales regarding such non-U.S. Government securities will be treated as illiquid and subject to the 15% limitation on assets that may be invested in illiquid securities. See Illiquid investments.

FUTURES CONTRACTS AND OPTIONS THEREON
A futures contract is an agreement in which the writer (or seller) of the con-tract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific fixed-income security or index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approx-imately 5% of the contract amount, called the initial margin. Subsequent pay-ments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the fixtures contracts more or less valuable, a process known as marking-to-market. In the case of options on futures con-tracts, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to as-sume a position in the futures contract (a long position if the option is a call and a short position if the option is a put). If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant secu-rity or index on the date the option expires.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. There are several risks in connec-tion with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of the investment advisor or sub-advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a cor-relation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the fund will purchase or sell futures contracts only on exchanges where there appears to be an adequate secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular contract or at any particular time. Accordingly, there can be no assurance that it will be possible, at any particular time, to close a fixtures posi-tion. In the event the fund could not close a fixtures position and the value of such position declined, the fund would be required to continue to make daily cash payments of variation margin. However, in the event futures con-tracts have been used to hedge portfolio securities, such securities will par-tially or completely offset losses on the futures contract. However, there is no guarantee that the price movements of the securities will, in fact, corre-late with the price movements in the futures contract and thus provide an off-set to losses on a futures contract.

Under regulations of the Commodity Exchange Act, investment companies regis-tered under the Investment Company Act of 1940 (1940 Act) are exempted from the definition of commodity pool operator, subject to compliance with certain conditions. The exemption is conditioned upon a requirement that all of the investment company's futures transactions constitute bona fide hedging trans-actions or other permitted transactions within the meaning of the regulations of the CFTC.

The hours of trading of futures contracts may not conform to the hours during which the fund may trade the underlying securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be re-flected in the futures market.

FOREIGN CURRENCY TRANSACTIONS
The fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency con-version involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the spread) between prices at which they are buying and selling various cur-rencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while

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offering a lesser rate of exchange should the fund desire to resell that cur-
rency to the dealer.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The fund may enter into these contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. The fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities and accruals of interest or dividends receivable and fund expenses. Position hedg-ing is the sale of a foreign currency with respect to portfolio security posi-tions denominated or quoted in that currency. The fund may not position hedge with respect to a particular currency for an amount greater than the aggregate market value (determined at the time of making any sale of a forward contract) of securities held in its portfolio denominated or quoted in, or currently convertible into, such currency.

When the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the fund anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, it may desire to lock in the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, it will be able to protect itself against a possible loss re-sulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the investment advisor and/or sub-advisor believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities it holds denominated in such for-eign currency.

The fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summa-rizes the principal currency management strategies involving forward contracts that could be used.

In connection with purchases and sales of securities denominated in foreign currencies, the fund may enter into currency forward contracts to fix a defi-nite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a settlement hedge or transaction hedge. The investment advisor and/or sub-advisor expect to enter into settle-ment hedges in the normal course of managing foreign investments. The fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in for-eign currency, even if the specific investments have not yet been selected by the investment advisor and/or sub-advisor.

The fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if it owned securities denominated in pounds sterling, the fund could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge (sometimes re-ferred to as a position hedge) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling--for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, Commission guidelines require investment companies to set aside cash and appropriate liquid assets in a segregated custodian ac-count to cover currency forward contracts. As required by Commission guide-lines, the fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The fund will not segregate as-sets to cover forward contracts, including settlement hedges, position hedges, and proxy hedges. Successful use of forward currency contracts will depend on the investment advisor's and/or sub-advisor's skill in analyzing and predict-ing currency values. Forward contracts may substantially change the fund's in-vestment exposure to changes in currency exchange rates, and could result in losses to the fund if currencies do not perform as the investment advisor and/or sub-advisor anticipate. For example, if a currency's value rose at a time when the investment advisor and/or sub-advisor had hedged by selling that currency in exchange for dollars, the fund would be unable to participate in the currency's appreciation. If the investment advisor and/or sub-advisor hedge currency exposure through proxy hedges, the fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the investment advisor and/or sub-advisor increases the fund's exposure to a foreign currency, and that currency's value declines, the fund will realize a loss.

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There is no assurance that the use of forward currency contracts will be ad-
vantageous to the fund or that it will hedge at an appropriate time.

FOREIGN CURRENCY OPTIONS. The fund may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the for-eign currency and the U.S. dollar, and may have no relationship to the invest-ment merits of a foreign security. Because foreign currency transactions oc-curring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally con-sisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign curren-cies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transac-tions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the ex-tent that the U.S. options markets are closed while the markets for the under-lying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options mar-ket.

LENDING OF PORTFOLIO SECURITIES
As discussed in the Prospectus, the fund may lend securities from its portfo-lio to brokers, dealers and other financial organizations. Such loans, if and when made, may not exceed one-third of its total assets. The fund may not lend its portfolio securities to Lincoln Life or its affiliates unless it has ap-plied for and received specific authority from the Commission. Loans of secu-rities will be collateralized by cash, letters of credit or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities), which will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Lincoln Life, and which is acting as a finder.

In lending its portfolio securities, the fund can increase its income by con-tinuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the bor-rower when government securities are used as collateral. Requirements of the Commission, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the loaned securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time;
(d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only rea-sonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, con-sist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the bor-rower fail financially.

WHEN-ISSUED SECURITIES

As discussed in the Prospectus, the fund may purchase securities on a when-is-sued basis. When it agrees to purchase securities, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commit-ment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the fund's commitment. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The fund does not in-tend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. Because it will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the fund's liquidity and the ability of the investment advisor and sub-advisor to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

When the fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

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ILLIQUID INVESTMENTS
Illiquid investments are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are val-ued under the supervision of the Board of Directors. The investment advisor and/or sub-advisor determine the liquidity of the fund's investments and moni-tors trading activity in illiquid investments. In determining the liquidity of investments, the investment advisor and/or sub-advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertak-ings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment). Investments currently considered to be illiquid include re-purchase agreements not entitling the holder to payments of principal and in-terest within seven days, loans and other direct debt instruments, over-the-counter options, non-government stripped fixed-rate mortgage-backed securi-ties, and certain restricted securities and government-stripped fixed-rate mortgage backed securities determined by the investment advisor and/or sub-ad-visor to be illiquid. Rule 144A securities for which a market exists will not be considered illiquid securities. In the absence of market quotations, illiq-uid investments are priced at fair value as determined in good faith by the Pricing Committee of the Board of Directors.

REPURCHASE AGREEMENTS
The fund may additionally engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the fund would acquire an under-lying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The fund will enter into repurchase agreements with re-spect to their portfolio securities with member banks of the Federal Reserve System or primary government securities dealers recognized by the Federal Re-serve Bank of New York. Under each repurchase agreement, the selling institu-tion will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price, including ac-crued interest earned on the underlying securities.

Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities. The investment ad-visor and/or sub-advisor, acting under the supervision of the fund's Board of Directors, review the creditworthiness of those banks and dealers with which the fund enter into repurchase agreements to evaluate these risks, and moni-tors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the collateral is maintained at the required level.

INVESTMENT RESTRICTIONS

The fund has adopted policies and investment restrictions. The investment re-strictions numbered 1 through 8 below may not be changed without a majority vote of its outstanding shares, and are considered fundamental. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. All percent-age limitations expressed in the following investment restrictions are mea-sured immediately after and giving effect to the relevant transaction. Invest-ment restrictions numbered 9 through 12 may be changed by the vote of a major-ity of the Board of Directors.

The fund may not:

 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, immediately af-ter and as a result of such investment (a) more than 5% of the value of its total assets would be invested in securities of the issuer, except that, as to 25% of its total assets, up to 10% of its total assets may be invested in securities issued or guaranteed as to payment of interest and principal by a foreign government or its agencies or instrumentalities or by a multinational agency, or (b) it would hold more than 10% of the vot-ing securities of the issuer, or (c) more than 25% of the value of its as-sets would be invested in a single industry. Each of the electric utility, natural gas distribution, natural gas pipeline, combined electric and nat-ural gas utility, and telephone industries shall be considered as a sepa-rate industry for this purpose;

 2. Buy or sell real estate or commodities or commodity contracts; however, it may invest in debt securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell curren-cies (including forward currency contracts) and financial futures con-tracts and options thereon;

 3. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result,

                                  Aggressive
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  the value of such securities would exceed, in the aggregate, 15% of its to-
  tal assets;

 4. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause the fund to be considered an underwriter as that term is defined un-der the Securities Act of 1933, as amended;

 5. Make loans in an aggregate amount in excess of one-third of its total as-sets, taken at the time any loan is made, provided that entering into cer-tain repurchase agreements and purchasing debt securities shall not be deemed loans for the purposes of this restriction;

 6. Make short sales of securities or maintain a short position if, when added together more than 25% of the value of its net assets would be (a) depos-ited as collateral for the obligation to replace securities borrowed to effect short sales and (b) allocated to segregated accounts in connection with short sales;

 7. Borrow money, except from banks for temporary or emergency purposes not in excess of one-third of the value of its total assets;

 8. Invest in securities of other investment companies except as may be ac-quired as part of a merger, consolidation, reorganization or acquisition of assets and except that it may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

 9. Invest in securities of any issuer if, to its knowledge, any officer or director of the fund or Lincoln Investment or the fund's sub-advisor owns own more than 0.5% of the outstanding securities of such issuer, and such officers and directors who own more than 0.5% of the outstanding securi-ties of such issuer, own in the aggregate more than 5% of the outstanding securities of such issuer;

10. Purchase any security if as a result it would then have more than 5% of its total assets (determined at the time of investment) invested in secu-rities of companies (including predecessors) less than three years old;

11. Enter into repurchase agreements with maturities in excess of seven days if such investment, together with other investments which are not readily marketable, exceed 15% of its total assets. This restriction shall not ap-ply to securities eligible for resale to institutional buyers under Rule 144A of the Securities Act of 1933;

12. Make investments for the purpose of exercising control or management.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The advisor and sub-advisor are responsible for decisions to buy and sell se-curities and other investments for the fund, the selection of brokers, dealers and futures commission merchants to effect the transactions, and the negotia-tion of brokerage commissions, if any. In this section, the term advisor in-cludes the sub-advisor. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. Bro-ker-dealers may also receive commissions in connection with options and futures transactions including the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker or futures commission merchant.

In the over-the-counter market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated com-mission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally re-ferred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The advisor currently provides investment advice to a number of other clients. See Management of the fund in the Appendix to the Prospectus. It will be the practice of the advisor to allocate purchase and sale transactions among the fund and others whose assets it manages in such manner as it deems equitable. In making such allocations, major factors to be considered are investment ob-jectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the fund and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by the fund or other accounts or companies for which the advisor provides investment ad-vice (including affiliates of the advisor). On occasions when the advisor deems the purchase or sale of a security to be in the best interest of the fund, as well as the other clients of the advisor, the advisor, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the fund with those to be sold or purchased for other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the advisor in the manner it considers to be equitable and consistent with its fiduciary ob-ligations to all such clients, including the fund. In

                                  Aggressive
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some instances, the procedures may impact the price and size of the position obtainable for the fund. Fund securities are not purchased from or sold to the advisor or any affiliated person (as defined in the 1940 Act) of the advisor.

In connection with effecting portfolio transactions, primary consideration will be given to securing most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other trans-action costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, re-search and investment information and other services provided by such brokers. It is expected that, as a result of such factors, commission rates charged by some brokers may be greater than the amounts other brokers might charge. The advisor may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided. The Board of Directors of the fund will review regularly the reasonableness of commission and other transaction costs incurred by the fund in the light of facts and circumstances deemed relevant from time to time, and, in that connection, will receive reports from the advisor and pub-lished data concerning transaction costs incurred by institutional investors generally. The nature of the research services provided to the advisor by bro-kerage firms varies from time to time but generally includes current and his-torical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and indus-try matters; and technical and statistical studies and data dealing with vari-ous investment opportunities, risks and trends, all of which the advisor re-gards as a useful supplement to its own internal research capabilities. The advisor may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the advisor's cli-ents; in addition the advisor may allocate trades among brokers that generally provide superior brokerage and research services. During 1996, the advisor di-rected transactions totaling approximately $17,214,904 million to these bro-kers and paid commissions of approximately $29,000 in connection with these transactions. Research services furnished by brokers are used for the benefit of some or all of the advisor's clients and not solely or necessarily for the benefit of the fund. The advisor believes that the value of research services received is not determinable and does not significantly reduce its expenses. The fund does not reduce its fee to the advisor by any amount that might be attributable to the value of such services. The aggregate amount of brokerage commissions paid by the fund during 1996 was $332,924, for 1995 it was $251,854, and for 1994 it was $133,010.

If the fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. If a call written by the fund is exercised, normally the sale of the underlying securities will be executed by the same broker-dealer who executed the sale of the call.

The writing of options by the fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in con-cert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the fund may write may be af-fected by options written by other investment advisory clients of the advisor. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions. As of the date of this SAI, these limits (which are subject to change) are 2,000 options (200,000 shares) in each class of puts or calls.

Under the sub-advisory agreement between the advisor and the sub-advisor, the sub-advisor may perform some, or substantially all, of the investment advisory services required by the fund, even though the advisor remains primarily re-sponsible for investment decisions affecting the fund. The sub-advisor will follow the same procedures and policies which are followed by the advisor as described previously. The sub-advisor currently provides investment advice to a number of other clients.

DETERMINATION OF NET ASSET VALUE

A description of the days on which the fund's net asset value per share will be determined is given in the Prospectus. The New York Stock Exchange's most recent announcement (which is subject to change) states that in 1997 it will be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Inde-pendence Day, Labor Day, Thanksgiving Day, and Christmas Day. It may also be closed on other days. Although the Directors expect the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. To the extent that the fund's securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when in-vestors do not have access to the fund to purchase or redeem shares.

This page was intentionally left blank.

                                    Appendix
APPENDIX

(Note: This is uniform information for the 11 Funds. See each Fund's SAI for information specific to that Fund.)

THIS APPENDIX CONSTITUTES PART OF THE SAIS OF LINCOLN NATIONAL AGGRESSIVE GROWTH FUND, INC. (AGGRESSIVE GROWTH FUND), LINCOLN NATIONAL BOND FUND, INC. (BOND FUND), LINCOLN NATIONAL CAPITAL APPRECIATION FUND, INC. (CAPITAL APPRECI-ATION FUND), LINCOLN NATIONAL EQUITY-INCOME FUND, INC. (EQUITY-INCOME FUND), LINCOLN NATIONAL GLOBAL ASSET ALLOCATION FUND, INC. (GLOBAL ASSET ALLOCATION
FUND), LINCOLN NATIONAL GROWTH AND INCOME FUND, INC. (GROWTH AND INCOME FUND), LINCOLN NATIONAL INTERNATIONAL FUND, INC. (INTERNATIONAL FUND), LINCOLN NA-TIONAL MANAGED FUND, INC. (MANAGED FUND), LINCOLN NATIONAL MONEY MARKET FUND, INC. (MONEY MARKET FUND), LINCOLN NATIONAL SOCIAL AWARENESS FUND, INC. (SOCIAL AWARENESS FUND), AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC. (SPECIAL OPPORTUNITIES FUND). UNLESS OTHERWISE INDICATED, THE FOLLOWING INFORMATION AP-PLIES TO EACH FUND.

INVESTMENT ADVISOR AND SUB-ADVISOR

Lincoln Investment Management, Inc. (Lincoln Investment) is the investment ad-visor to the funds and is headquartered at 200 E. Berry Street, Fort Wayne, In-diana 46802. Lincoln Investment (the advisor) is a subsidiary of Lincoln Na-tional Corp. (LNC), a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, in-surance and financial services. Lincoln Investment is registered with the Secu-rities and Exchange Commission (SEC) as an investment advisor and has acted as an investment advisor to mutual funds for over 40 years. The advisor also acts as investment advisor to Lincoln National Income Fund, Inc. (a closed-end in-vestment company whose investment objective is to provide a high level of cur-rent income from interest on fixed-income securities) and Lincoln National Con-vertible Securities Fund, Inc. (a closed-end investment company whose invest-ment objective is a high level of total return on its assets through a combina-tion of capital appreciation and current income) and to other clients, and also acts as sub-adviser to two of the series of Delaware Group Adviser Funds, Inc. (the Corporate Income Fund and the Federal Bond Fund of that retail mutual fund complex).

Under Advisory Agreements with the funds, the advisor provides portfolio man-agement and investment advice to the funds and administers its other affairs, subject to the supervision of the funds' Board of Directors. The advisor, at its expense, will provide office space to the funds and all necessary office facilities, equipment and personnel and will make its officers and employees available to the funds as appropriate. In addition, the advisor will pay all expenses incurred by it or by the funds in connection with the management of each fund's assets or the administration of its affairs, other than those as-sumed by the funds, as described in the Appendix to the Prospectus. Lincoln Life has paid the organizational expenses of all the funds. The rates of com-pensation to the advisor and the sub-advisors are set forth in the Appendix to the Prospectus.

During the last three years, the advisor received the following amounts for in-vestment advisory services:

                                         1996       1995       1994
-----------------------------------------------------------------------------
Aggressive Growth Fund                   $1,428,803 $  725,544 $  232,000
Bond Fund                                 1,188,030  1,061,701    999,397
Capital Appreciation Fund                 1,549,656    726,011    211,773
Equity-Income Fund                        3,303,336  1,457,623    348,255
Global Asset Allocation Fund              2,072,722  1,570,876  1,381,059
Growth and Income Fund                    7,063,276  5,077,981  3,896,902
International Fund                        3,319,701  2,770,197  2,262,664
Managed Fund                              2,480,524  2,120,656  1,919,150
Money Market Fund                           417,468    385,019    404,441
Social Awareness Fund                     1,877,030  1,048,366    736,602
Special Opportunities Fund                2,274,229  1,809,514  1,351,374

                                    Appendix

If total expenses of the funds (excluding taxes, interest, portfolio brokerage commissions and fees, and expenses of an extraordinary and non-recurring na-ture, but including the investment advisory fee) exceed 1 1/2% per annum of the average daily net assets of each fund (2% for the International Fund), the ad-visor will pay such excess by offsetting it against the advisory fee. If such offset is insufficient to cover the excess, any balance remaining will be paid directly by the advisor to each fund.

The current advisory agreements between the advisor and the funds will remain in effect from year to year if approved annually by: (1) the Board of Directors of each fund or by the vote of a majority of the outstanding voting securities of each fund, and (2) a vote of a majority of the directors who are not inter-ested persons of the funds or the advisor, cast in person at a meeting called for the purpose of voting on such approval. The advisory agreement may be ter-minated without penalty at any time, on 60 days' written notice by: (1) the Board of Directors of each fund, (2) vote of a majority of the outstanding vot-ing securities of each fund or (3) the advisor. The advisory agreement termi-nates automatically in the event of assignment.

In like manner, the current sub-advisory agreement will remain in effect from year to year if approved annually by the Board of Directors of the applicable funds or by the vote of a majority of the outstanding voting securities of those funds. The sub-advisory agreements may be terminated without penalty at any time, on 60 days' written notice, by: (1) the Board of Directors of the ap-plicable fund, (2) vote of the majority of the outstanding voting securities of the applicable fund, (3) the sub-advisor, or (4) the advisor. The sub-advisory agreements terminate automatically in the event of assignment.

                                    Appendix
DIRECTORS AND OFFICERS

The directors and executive officers of each fund, their business addresses, positions with fund, age and their principal occupations during the past five years are as follows:

--------------------------------------------------------------------------------

 * KELLY D. CLEVENGER     Vice President, Lincoln National Life Insurance Co.
   Chairman of the Board,
   President and
   Director, age 44
   1300 S. Clinton Street
   Fort Wayne, IN 46802

-------------------------------------------------------------------------------

  JOHN B. BORSCH, JR.     Retired, formerly Associate Vice President--
  Director, age 63        Investments, Northwestern University
  1776 Sherwood Road
  Des Plaines, IL 60016

-------------------------------------------------------------------------------

  NANCY L. FRISBY, CPA    Regional Vice President/Chief Financial Officer
  Director, age 55        (formerly Vice President--Finance; Regional
  700 Broadway            Controller of Finance), St. Joseph Medical Center,
  Fort Wayne, IN 46802    Fort Wayne, Indiana

-------------------------------------------------------------------------------

 * BARBARA S. KOWALCZYK   Senior Vice President and Director, Corporate
   Director, age 45       Planning and Development, Lincoln National
   1300 S. Clinton St.    Corporation; Director, Lincoln Life and Annuity
   Fort Wayne, IN 46802   Company of New York (formerly Executive Vice
                          President, Lincoln Investment Management, Inc.)

-------------------------------------------------------------------------------

  STANLEY R. NELSON       Executive in Residence Program in Health Services
  Director, age 70        Administration, University of Minnesota, Minneapolis,
  420 Delaware St., S.E.  Minnesota (formerly President, Henry Ford Health Care
  Minneapolis, MN 55455   Corp., Detroit, Michigan)

-------------------------------------------------------------------------------

 * JANET C. WHITNEY       Vice President and Treasurer, Lincoln National Corp.
   Treasurer, age 48      (formerly Vice President and General Auditor)
   200 East Berry Street
   Fort Wayne, IN 46802

-------------------------------------------------------------------------------

 * CYNTHIA A. ROSE        Assistant Secretary, Lincoln National Life Insurance
   Secretary, age 42      Co.
   200 East Berry Street
   Fort Wayne, IN 46802

--------------------------------------------------------------------------------

* Interested persons of the funds, as defined in the 1940 Act. Directors' fees of $250 per meeting are paid by each fund to each director who is not an inter-ested person of the fund. During 1996, each fund paid $1,250 in director's fees to each such director, plus out of pocket expenses to attend meetings. During 1996, the fund complex paid each of these directors aggregate fees of $13,750.

                                    Appendix

INVESTMENT POLICIES AND TECHNIQUES

OPTIONS AND FINANCIAL FUTURES TRADING
This discussion relates to the Bond, Growth and Income, Managed, Social Aware-ness and Special Opportunities Funds. Neither the International Fund nor the Money Market Fund has sought the authority to engage either in options or in futures trading. (NOTE: The Aggressive Growth, Capital Appreciation, Equity-Income and Global Asset Allocation Funds have their own respective discussions of the strategic portfolio transactions in which they may engage.)

OPTIONS TRADING

The fund may purchase or write (sell) options on financial instruments as a means of achieving additional return or hedging the value of the fund's port-folio. The fund may not purchase or write put or covered call options in an aggregate cost exceeding 30% of the value of its total assets. The fund would invest in options in standard contracts which may be quoted on NASDAQ, or on national securities exchanges. Currently options are traded on numerous secu-rities and indices including, without limitation, the Standard and Poor's 100 Index (S&P 100), the Standard and Poor's 500 Index (S&P 500), and the NYSE Beta Index.

A. In General. Put and call options are generally short-term contracts with durations of nine months or less. The investment advisor will generally write covered call options when it anticipates declines in the market value of the portfolio securities and the premiums received may offset to some extent the decline in the fund's net asset value. On the other hand, writing put options may be a useful portfolio investment strategy when the fund has cash or other reserves and it intends to purchase securities but expects prices to increase.

Generally, the risk to the fund in writing options is that the investment ad-visor's assumption about the price trend of the underlying security may prove inaccurate. If the fund wrote a put, expecting the price of a security to in-crease, and it decreases, or if the fund wrote a call, expecting the price to decrease but it increased, the fund could suffer a loss if the premium re-ceived in each case did not equal the difference between the exercise price and the market price.

B. Call Options. The fund may write only call options which are covered, meaning that the fund either owns the underlying security or has an abso-lute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in its portfolio. In addition, the fund will not, before the expira-tion of a call option, permit the call to become uncovered. If the fund writes a call option, the purchaser of the option has the right to buy (and the fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the fund by the purchaser of the option is the premium. The fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the fund were to effect a closing purchase transaction through the purchase of an equivalent option on an exchange. The fund would not be able to effect a closing purchase transaction after it had received notice of exercise.

In order to write a call option, the fund is required to deposit in escrow the underlying security or other assets in accordance with the rules of The Op-tions Clearing Corp. (OCC) and the various exchanges. The fund may not pur-chase call options except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing purchase transaction may be greater than the premium received by the fund for writing the option.

Generally, the investment advisor (the advisor) intends to write listed cov-ered calls during periods when it anticipates declines in the market values of portfolio securities and the premiums received (net of transaction costs) may offset to some extent the decline in the fund's net asset value occasioned by such declines in market value. The advisor will generally not write listed covered call options when it anticipates that the market value of the fund's portfolio securities will increase.

If the advisor decides that at a price higher than the current value a portfo-lio security would be overvalued and should be sold, the fund may write a call option on the security at that price. Should the security subsequently reach that price and the option be exercised, the fund would, in effect, have in-creased the selling price of that security, which it would have sold at that price in any event, by the amount of the premium. In the event the market price of the security declined and the option were not exercised, the premium would offset all or some portion of that decline. It is possible, of course, that the price of the security could increase beyond the exercise price; in that event, the fund would forego the opportunity to sell the security at that higher price.

In addition, call options may be used as part of a different strategy in con-nection with sales of portfolio securities. If, in the judgment of the advi-sor, the market price of a security is overvalued and it should be sold, the fund may elect to write a call with an exercise price substantially below the current market price. So long as the value of the underlying security remains above the exercise price during the term of the option, the option will be ex-ercised, and the fund will be required to sell the security at the exercise price. If the sum of the premium and the exercise price exceeds the market price

                                    Appendix
of the security at the time the call is written, the fund would, in effect, have increased the selling price of the security. The fund would not write a call under these circumstances if the sum of the premium and the exercise price were less than the current market price of the security.

In summary, a principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer, such as the fund, which owns the underlying security has, in return for the premium, given up the opportunity for profit from a price increase in the underlying se-curity above the exercise price, but has retained the risk of loss should the price of the security decline. Unlike one who owns securities not subject to a call, the fund as a call writer may be required to hold such securities until the expiration of the call option or until the fund engages in a closing pur-chase transaction at a price that may be below the prevailing market.

C. Put Options. The fund may also write put options. If the fund writes a put option, it is obligated to purchase a given security at a specified price at any time during the term of the option. The rules regarding the writing of put options are generally comparable to those described above with re-spect to call options.

Writing put options may be a useful portfolio investment strategy when the fund has cash or other reserves available for investment as a result of sales of fund shares or because the advisor believes a more defensive and less fully in-vested position is desirable in light of market conditions. If the fund wishes to invest its cash or reserves in a particular security at a price lower than current market value, it may write a put option on that security at an exercise price which reflects the lower price it is willing to pay. The buyer of the put option generally will not exercise the option unless the market price of the underlying security declines to a price near or below the exercise price. If the fund writes a put option, the price of the underlying security declines and the option is exercised, the premium, net of transaction charges, will reduce the purchase price paid by the fund for the security. Of course, the price of the security may continue to decline after exercise of the put options, in which event the fund would have foregone an opportunity to purchase the secu-rity at a lower price, or the option might never be exercised.

If, before the exercise of a put, the advisor determines that it no longer wishes to invest in the security on which the put has been written, the fund may be able to effect a closing purchase transaction on an exchange by purchas-ing a put of the same series as the one which it has previously written. The cost of effecting a closing purchase transaction may be greater than the pre-mium received on writing the put option, and there is no guarantee that a clos-ing purchase transaction can be effected. The fund may purchase put options only in connection with a closing transaction.

As with the writer of a call, a put writer generally hopes to realize premium income. The risk position of the fund as a put writer is similar to that of a covered call writer which owns the underlying securities. Like the covered call writer (who must bear the risk of the position in the underlying security), the fund as a put writer stands to incur a loss if and to the extent the price of the underlying security falls below the exercise price plus premium.

At the time a put option is written, the fund will be required to establish, and will maintain until the put is exercised or has expired, a segregated ac-count with its custodian consisting of cash or short-term U.S. Government secu-rities equal in value to the amount which the fund will be obligated to pay upon exercise of the put. Principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. In addition, there is no assurance that the fund will be able to effect a closing transaction at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. If a substantial number of covered options written by the fund are exercised, the fund's rate of portfolio turnover could exceed historic levels. This could result in higher transaction costs, including bro-kerage commissions. The fund will pay brokerage commissions in connection with the writing and purchasing of options to close out previously written options. Such brokerage commissions are normally higher than those applicable to pur-chases and sales of portfolio securities.

FUTURES CONTRACTS AND OPTIONS THEREON

A. In General. The fund may buy and sell financial futures contracts (futures contracts) and related options thereon solely for hedging purposes. The fund may sell a futures contract or purchase a put option on that futures con-tract to protect the value of the fund's portfolio in the event the invest-ment advisor anticipates declining security prices. Similarly, if security prices are expected to rise, the fund may purchase a futures contract or a call option thereon. (For certain limited purposes, as explained later, the fund is also authorized to buy futures contracts on an unleveraged basis and not as an anticipatory hedge.)

The fund will not invest in futures contracts and options thereon if immedi-ately thereafter the amount committed to margins plus the amount paid or option premiums exceeds 5% of the fund's total assets. In addition the fund will not hedge more than 1/3 of its net assets.

                                    Appendix

B. Futures contracts. The fund may purchase and sell financial futures con-tracts (futures contracts) as a hedge against fluctuations in the value of securities which are held in the fund's portfolio or which the fund intends to purchase. The fund will engage in such transactions consistent with the fund's investment objective. Currently, futures contracts are available on Treasury bills, notes, and bonds as well as interest-rate and stock market indexes.

There are a number of reasons why entering into futures contracts for hedging purposes can be beneficial to the fund. First, futures markets may be more liq-uid than the corresponding cash markets on the underlying securities. Such en-hanced liquidity results from the standardization of the futures contracts and the large transaction volumes. Greater liquidity permits a portfolio manager to effect a desired hedge both more quickly and in greater volume than would be possible in the cash market. Second, a desired sale and subsequent purchase can generally be accomplished in the futures market for a fraction of the transac-tion costs that might be incurred in the cash market.

The purpose of selling a futures contract is to protect the fund's portfolio from fluctuation in asset value resulting from security price changes. Selling a futures contract has an effect similar to selling a portion of the fund's portfolio securities. If security prices were to decline, the value of the fund's futures contracts would increase, thereby keeping the net asset value of the fund from declining as much as it otherwise might have. In this way, sell-ing futures contracts acts as a hedge against the effects of declining prices. However, an increase in the value of portfolio securities tends to be offset by a decrease in the value of corresponding futures contracts.

Similarly, when security prices are expected to rise, futures contracts may be purchased to hedge against anticipated subsequent purchases of portfolio secu-rities at higher prices. By buying futures, the fund could effectively hedge against an increase in the price of the securities it intends to purchase at a later date in order to permit the purchase to be effected in an orderly manner. At that time, the futures contracts could be liquidated at a profit if prices had increased as expected, and the fund's cash position could be used to pur-chase securities.

When a purchase or sale of a futures contract occurs, a deposit of high-quali-ty, liquid securities called initial margin is made by both buyer and seller with a custodian for the benefit of the broker. Unlike other types of margin, a futures margin account does not involve any loan or borrowing but is merely a good faith deposit that must be maintained in a minimum amount of cash or U.S. Treasury bills. All futures positions, both long and short, are marked-to-mar-ket daily, with cash payments called variation margin being made by buyers and sellers to the custodian, and passed through to the sellers and buyers, to re-flect daily changes in the contract values.

Most futures contracts are typically canceled or closed out before the sched-uled settlement date. The closing is accomplished by purchasing (or selling) an identical futures contract to offset a short (or long) position. Such an off-setting transaction cancels the contractual obligations established by the original futures transaction. Other financial futures contracts call for cash settlements rather than delivery of securities.

If the price of an offsetting futures transaction varies from the price of the original futures transaction, the hedger will realize a gain or loss corre-sponding to the difference. That gain or loss will tend to offset the realized loss or gain on the hedged securities position, but may not always or com-pletely do so.

The fund will not enter into any futures contract if, immediately thereafter, the aggregate initial margin for all existing futures contracts and options thereon and for premiums paid for related options would exceed 5% of the fund's total assets. The fund will not purchase or sell futures contracts or related options if immediately thereafter more than 1/3 of its net assets would be hedged.

C.Risks and limitations involved in futures hedging. There are a number of risks associated with futures hedging. Changes in the price of a futures con-tract generally parallel but do not necessarily equal changes in the prices of the securities being hedged. The risk of imperfect correlation increases as the composition of the fund's securities portfolio diverges from the secu-rities that are the subject of the futures contract. Because the change in the price of the futures contract may be more or less than the change in the prices of the underlying securities, even a correct forecast of price changes may not result in a successful hedging transaction. Another risk is that the investment advisor could be incorrect in its expectation as to the direction or extent of various market trends or the time period within which the trends are to take place.

The fund intends to purchase and sell futures contracts only on exchanges where there appears to be a market in such futures sufficiently active to accommodate the volume of its trading activity. There can be no assurance that a liquid market will always exist for any particular contract at any particular time. Accordingly, there can be no assurance that it will always be possible to close a futures position when such closing is desired and, in the event of adverse price movements, the fund would continue to be required to make daily cash pay-ments of variation margin. However, in the event futures contracts have been sold to hedge portfolio securities, such securities will not be sold until the offsetting futures contracts can be executed. Similarly, in the event futures have been bought to hedge anticipated securities purchases, such purchases will not be executed until the offsetting futures contracts can be sold.

                                    Appendix

Successful use of futures contracts by the fund is also subject to the ability of the investment advisor to predict correctly movements in the direction of interest rates and other factors affecting markets for securities. For example, if the fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and prices of such securities increase instead, the fund will lose part or all of the ben-efit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements. Such sale of securities may be, but will not necessarily be, at increased prices that reflect the rising mar-ket. The fund may have to sell securities at a time when it is disadvantageous to do so. Where futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest its cash in an or-derly fashion, it is possible that the market may decline instead; if the fund then concludes not to invest in securities at that time because of concern as to possible further market decline or for other reasons, the fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The selling of futures contracts by the fund and use of related transactions in options on futures contracts (discussed later) are subject to position limits, which are affected by the activities of the investment advisor.

The hours of trading of futures contracts may not conform to the hours during which the fund may trade securities. To the extent that the futures markets close before the securities markets, significant price and rate movements can take place in the securities markets that cannot be reflected in the futures markets.

Pursuant to Rule 4.5 under the Commodity Exchange Act, investment companies registered under the 1940 Act are exempted from the definition of commodity pool operator in the Commodity Exchange Act, subject to compliance with certain conditions. The exemption is conditioned upon a requirement that all of the in-vestment company's commodity futures transactions constitute bona fide hedging transactions (except on an unleveraged basis, as described in (F.) With respect to long positions assumed by the fund, the fund will segregate with its custo-dian an amount of cash and other assets permitted by Commodity Futures Trading Commission (CFTC) regulations equal to the market value of the futures con-tracts and thereby insure that the use of futures contracts is unleveraged. The fund will use futures in a manner consistent with these requirements.

D. Options on futures contracts. The fund only intends to engage in options on futures contracts for bona fide hedging purposes in compliance with CFTC regulations. An option on a futures contract gives the purchaser the right, but not the obligation, to assume a position in a futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. The writer of the option is re-quired upon exercise to assume an offsetting futures position (which posi-tion may be a long or short position). Upon exercise of the option, the as-sumption of offsetting futures positions by the writer and holder of the op-tion will be accompanied by delivery of the accumulated balance in the writ-er's futures margin account that represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

The holder or writer of an option may terminate its position by selling or pur-chasing an option of the same series. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial and variation margin with respect to put and call options on futures contracts written by it pursuant to the fund's futures commissions merchants' requirements similar to those applicable to the futures contracts themselves, described previously.

E. Risks of futures transactions. The fund's successful use of futures con-tracts and options thereon depends upon the ability of its investment advi-sor to predict movements in the securities markets and other factors affect-ing markets for securities and upon the degree of correlation between the prices of the futures contracts and the prices of the securities being hedged. As a result, even a correct forecast of price changes may not result in a successful hedging transaction. Although futures contracts and options thereon may limit the fund's exposure to loss, they may also limit the fund's potential for capital gains. For example, if the fund has hedged against the possibility of decrease in prices which would adversely affect the price of securities in its portfolio and prices of such securities in-crease instead, the fund will lose part or all of the benefit of the in-creased value of its securities because it will have offsetting losses in its futures positions. Although the fund will enter into futures contracts only where there appears to be a liquid market, there can be no assurance that such liquidity will always exist.

F. The fund also is authorized, subject to the limitations set out in the Pro-spectus, to purchase futures contracts on an unleveraged basis, when not in-tended as an anticipatory hedge. When a contract is purchased on this basis the investment company establishes a segregated account, composed of cash and/or cash equivalents, equal to the total value of the contract (less mar-gin on deposit). As with

                                    Appendix
  other futures trading, these purchases must not be for speculative purposes.

The ability to engage in these purchases on an unleveraged basis can signifi-cantly decrease transaction costs to the funds in certain instances. For exam-ple, if an inordinately large deposit should occur on a single day, the sheer volume of securities purchases required for that day may place the fund at a market disadvantage by requiring it to purchase particular securities in such volume that its own buying activity could cause prices to increase. In addi-tion, if this deposit had involved market-timing' and as a result there subse-quently were an oversized withdrawal, the fund could again suffer market disad-vantage, this time because the volume of sales could, for the same reason, force prices of particular securities to decrease. The fund, by buying a futures contract (followed by the appropriate closing transaction) instead of purchasing securities could achieve considerable savings in transaction costs without departing from fund objectives. Furthermore, as stated in (C.), price changes in a futures contract generally parallel price changes in the securi-ties that the fund might otherwise have purchased. Thus, purchase of a futures contract on an unleveraged basis allows the fund to comply with its objective while at the same time achieving these lower transaction costs.

VALUATION OF PORTFOLIO SECURITIES

SHORT-TERM INVESTMENTS. For funds (other than the Money Market Fund) that own short-term investments which mature in less than 60 days, these instruments are valued at amortized cost. Such securities acquired with a remaining maturity of 61 days or more are valued at their fair value until the sixty-first day prior to maturity; thereafter, their cost for valuation purposes is deemed to be their fair value on such sixty-first day.

OPTIONS TRADING. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

FUTURES CONTRACTS AND OPTIONS THEREON. For those funds buying and selling futures contracts and related options thereon, the futures contracts and op-tions are valued at their daily settlement price.

FOREIGN SECURITIES. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign ex-change or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the NYSE, that fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund. There are more detailed explanations of these circum-stances in the SAI for the various funds. See the Preface to this Prospectus booklet for information about how to obtain a copy of the SAI booklet.

LENDING OF PORTFOLIO SECURITIES

As described in the Prospectus, the funds may from time to time lend securities from their portfolios to brokers, dealers and financial institutions and re-ceive collateral from the borrower, in the form of cash (which may be invested in short-term securities), U.S. Government obligations or certificates of de-posit. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities, and will be in the actual or constructive possession of the particular fund during the term of the loan. The fund will maintain the incidents of ownership of the loaned secu-rities and will continue to be entitled to the interest or dividends payable on the loaned securities. In addition, the fund will receive interest on the amount of the loan. The loans will be terminable by the fund at any time and will not be made to any affiliates of the fund or the advisor. The fund may pay reasonable finder's fees to persons unaffiliated with it in connection with the arrangement of the loans.

As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral or the loaned securities should the borrower of securities fail financially. However, loans of portfolio securities will be made to firms deemed by the advisor to be creditworthy.

                                    Appendix

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

The funds may make short-term investments in repurchase agreements. A repur-chase agreement typically involves the purchase by the fund of securities (U.S. Government or other money market securities) from a financial institution such as a bank, broker-dealer or savings and loan association, coupled with an agreement by the seller to repurchase the same securities from the fund at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price to the fund and the resale price to the seller represents the interest earned by the fund which is unrelated to the coupon rate or maturity of the purchased se-curity. If the seller defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement declines, or the fund may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the col-lateral by the fund may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bank-ruptcy proceedings. The Board of Directors of the funds or its delegate will evaluate the creditworthiness of all entities, including banks and broker-deal-ers, with which they propose to enter into repurchase agreements. These trans-actions will be fully collateralized; and the collateral for each transaction will be in the actual or constructive possession of the particular fund during the terms of the transaction, as provided in the agreement.

In a reverse repurchase agreement, the fund involved sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a re-verse repurchase agreement is outstanding, the funds will maintain cash and ap-propriate liquid assets in a segregated custodial account to cover its obliga-tion under the agreement. The fund will enter into reverse repurchase agree-ments only with parties that the advisor or sub-advisor deems creditworthy. Re-verse repurchase agreements are considered to be borrowing transactions, and thus are subject to the fund's limitation on borrowing. Not every fund is au-thorized to enter into reverse repurchase agreements.

CUSTODIAN

All securities, cash and other similar assets of the Bond, Growth and Income, Managed, Money Market, Social Awareness and Special Opportunities Funds are currently held in custody by Bankers Trust Co., 14 Wall Street, 4th Floor, New York, New York 10005. Bankers Trust agreed to act as custodian for each fund pursuant to a Custodian Agreement dated June 17, 1985 (March 10, 1986 for the Social Awareness Fund). It is anticipated that in the future the custodian for each of these funds will be changed to The Chase Manhattan Bank, N.A., 4 Chase MetroTech Center, Brooklyn, New York, 11245. This change is not expected to re-sult in any material variation in the custodial services currently provided to these funds.

All securities, cash and other similar assets of the Aggressive Growth, Capital Appreciation, Equity-Income, Global Asset Allocation and International Funds are held in custody by State Street Bank and Trust Co., 225 Franklin Street, Boston, Massachusetts 02110. State Street agreed to act as custodian for these funds pursuant to Custodian Contracts effective July 21, 1987 for the Global Asset Allocation Fund, April 29, 1991 for the International Fund, and December 6, 1993 for the other three funds.

Under these Agreements, the respective custodians shall (1) receive and dis-burse money; (2) receive and hold securities; (3) transfer, exchange, or de-liver securities; (4) present for payment coupons and other income items, col-lect interest and cash dividends received, hold stock dividends, etc.; (5) cause escrow and deposit receipts to be executed; (6) register securities; and
(7) deliver to the funds proxies, proxy statements, etc.

INDEPENDENT AUDITORS

Each fund's Board of Directors has engaged Ernst & Young LLP, 2300 Fort Wayne National Bank Building, Fort Wayne, Indiana 46802, to be the independent audi-tors for the fund. In addition to the audit of the 1996 financial statements of the funds, other services provided include review and consultation connected with filings of annual reports and registration statements with the Securities and Exchange Commission (SEC); consultation on financial accounting and report-ing matters; and meetings with the Audit Committee.

FINANCIAL STATEMENTS

The financial statements for the funds are incorporated by reference to the funds' 1996 Annual Report. We will provide a copy of the Annual Report on re-quest and without charge. Either write Lincoln National Life Insurance Co., P.O. Box 2340, Fort Wayne, Indiana 46801 or call: 1-800-4LINCOLN (452-6265).

BOND AND COMMERCIAL PAPER RATINGS

Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rat-
ing cate     -

                                    Appendix

gories of Moody's Investors Service, Inc. and Standard & Poor's Corp.

MOODY'S INVESTORS SERVICE, INC.
Aaa -- Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visu-alized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all stan-dards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protec-tive elements may be of greater amplitude or there may be other elements pres-ent which make the long-term risks appear somewhat larger than in Aaa securi-ties.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position charac-terizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcom-ings.

STANDARD & POOR'S CORP.
AAA -- This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and in-terest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, al-though they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay prin-cipal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as pre-dominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indi-cates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S INVESTORS SERVICE, INC.
Moody's Commercial Paper ratings are opinions of the ability of issuers to re-pay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated is-suers:

Prime 1 -- Highest Quality;
Prime 2 -- Higher Quality;
Prime 3 -- High Quality.

(The fund will not invest in commercial paper rated Prime 3).

STANDARD & POOR'S CORP.
A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A Catego-ries, as follows:

 A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The fund will not invest in commercial paper rated A-3).

                                    Appendix

 A - 1 this designation indicates that the degree of safety regarding timely payment is very strong.

 A - 2 Capacity for timely payment on issues with this designation is strong.
    However, the relative degree of safety is not overwhelming as for issues designated A-1.

U.S. GOVERNMENT OBLIGATIONS

Securities issued or guaranteed as to principal and interest by the U.S. Gov-ernment include a variety of Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have a matu-rity of one year or less. Treasury notes have maturities of two to ten years and Treasury bonds generally have a maturity of greater than ten years.

Various agencies of the U.S. Government issue obligations. Some of these secu-rities are supported by the full faith and credit of the U.S. Treasury (for ex-ample those issued by Export-Import Bank of the United States, Farmers Home Ad-ministration, Federal Housing Administration, Government National Mortgage As-sociation, Maritime Administration, Small Business Administration and The Ten-nessee Valley Authority).

Obligations of instrumentalities of the U.S. Government are supported by the right of the issuer to borrow from the Treasury (for example, those issued by Federal Farm Credit Banks, Federal Home Loan Bank, Federal Home Loan Mortgage Corp., Federal Intermediate Credit Banks, Federal Land Bank and the U.S. Postal Service). Obligations supported by the credit of the instrumentality include securities issued by government-sponsored corporations whose stock is publicly held (for example, the Federal National Mortgage Association, and the Student Loan Marketing Association). There is no guarantee that the government will support these types of securities, and therefore they may involve more risk than other government obligations.

TAXES

Each fund intends to qualify and has elected to be taxed as a regulated invest-ment company under certain provisions of the Internal Revenue Code of 1986, as amended (the code). If a fund qualifies as a regulated investment company and complies with the provisions of the code relieving regulated investment compa-nies which distribute substantially all of their net income (both net ordinary income and net capital gain) from Federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regu-lated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, pay-ments with respect to securities loans and gains from the sale or other dispo-sition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or for-ward contracts) derived with respect to its investing in such stocks, securi-ties, or currencies. In addition, to qualify as a regulated investment company each fund must derive less than 30% of its gross income from the sale or other disposition of securities held for less than three months. In order to meet these requirements, a fund may be required to defer disposing of certain futures contracts and underlying securities beyond the time when it might oth-erwise be advantageous to do so. Specifically, these requirements may limit a fund's ability to (a) sell securities held for less than three months; (b) ef-fect closing transactions on futures contracts entered into less than three months previously; (c) enter into futures contracts for a period of less than three months; and (d) enter into futures contracts on securities held for less than the long-term capital gains holding period. Further, for purposes of the 30% test, increases (and decreases) in the value of positions that are part of a designated hedge (as defined in the code) are netted.

The Federal tax laws impose a 4% nondeductible excise tax on each regulated in-vestment company with respect to an amount, if any, by which such company does not meet distribution requirements specified in such tax laws, unless certain exceptions apply. Each fund intends to comply with such distribution require-ments or qualify under one or more exceptions, and thus does not expect to in-cur the 4% nondeductible excise tax.

Since the sole shareholder of each fund will be Lincoln Life, no discussion is stated herein as to the Federal income tax consequences at the shareholder lev-el.

The discussion of Federal income tax considerations in the Prospectus, in con-junction with the foregoing, is a general and abbreviated summary of the appli-cable provisions of the code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These inter-pretations can be changed at any time. The above discussion covers only Federal tax considerations with respect to the fund. State and local taxes vary.

                                    Appendix

STATE REQUIREMENTS

The California Department of Insurance has established the following guidelines for an underlying portfolio of a variable account. The funds intend to comply with these guidelines:

BORROWING

The borrowing limit for any fund is 33 1/3 percent of total assets. Entering into a reverse repurchase agreement shall be considered "borrowing" as that term is used herein.

FOREIGN INVESTMENTS -- DIVERSIFICATION

The diversification guidelines to be followed by international and global funds are as follows:

a. An international fund or a global fund is sufficiently diversified if it is invested in a minimum of three different countries at all times, and has invested no more than 50 percent of total assets in any one second-tier country and no more than 25 percent of total assets in any one third-tier country. First-tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second-tier countries are all countries not in the first or third tier. Third-tier countries are coun-tries identified as "emerging" or "developing" by the International Bank for Reconstruction and Development ("World Bank") or International Finance Corporation.

b. A regional fund is sufficiently diversified if it is invested in a minimum of three countries. The name of the fund must accurately describe the fund.

c.  The name of a single country fund must accurately describe the fund.

d.  An index fund must substantially mirror the index.

DERIVATIVE TRANSACTIONS-DEFINITIONS

The Prospectus for each fund and the uniform Appendix for the Prospectus book-let discuss the type of derivative transactions in which the funds may engage and the risks typically associated with many derivative transactions. Here are some definitions for the derivatives listed in the Appendix:

OPTION. A contract which gives the fund the right, but not the obligation, to buy or sell specified securities at a fixed price before or at a designated fu-ture date. If the contract allows the fund to buy securities, it is a call op-tion; if to sell, it is a put option. It is common practice in options trading to terminate an outstanding option contract by entering into an offsetting transaction known as a closing transaction; as a result of which the fund would either pay out or receive a cash settlement. This is discussed below.

CURRENCY OPTION. Discussed later.

FIXED INCOME OPTION. One based on a fixed-income security, such as a corporate or government bond.

INDEX OPTION. One based on the value of an index which measures the fluctuating value of a basket of pre-selected securities.

STOCK (EQUITY) OPTION. One based on the shares of stock of a particular compa-ny.

OPTION ON A FUTURES CONTRACT. Discussed later.

SWAP. A financial transaction in which the fund and another party agree to ex-change streams of payments at periodic intervals under a predetermined set of occurrences related to the price, level, performance or value of one or more underlying securities, and pegged to a reference amount known as the notional amount. A swap is normally used to change the market risk associated with a loan or bond borrowing from one interest rate base (fixed term or floating rate) or currency of one denomination to another.

EQUITY SWAP. One which allows the fund to exchange the rate of return (or some portion of the rate) on its portfolio stocks (an individual share, a basket or index) for the rate of return on another equity or non-equity investment.

INTEREST RATE SWAP. One in which the fund and another party exchange different types of interest payment streams, pegged to an underlying notional principal amount. The three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate in-dex to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another).

Related transactions to interest rate swaps:

a. Cap. A contract for which the buyer pays a fee, or premium, to obtain pro-tection against a rise in a particular interest rate above a certain level. For example, an interest rate cap may cover a specified principal amount of a loan over a designated time period, such as a calendar quarter. If the covered interest rate rises above the rate ceiling, the seller of the rate cap pays the purchaser an amount of money equal to the average rate differ-ential times the principal amount times one-quarter.

b. Floor. A contract in which the seller agrees to pay to the purchaser, in re-turn for the payment of a premium, the difference between current interest rates and an agreed (strike) rate times the notional amount, should interest rates fall below the agreed

                                    Appendix
  level (the floor). A floor contract has the effect of a string of interest rate guarantees.

c. Collar. An arrangement to simultaneously purchase a cap and sell a floor, in order to maintain interest rates within a defined range. The premium income from the sale of the floor reduces or offsets the cost of buying the cap.

d. Corridor. An agreement to buy a cap at one interest rate and sell a cap at a higher rate.

SWAPTION. An option to enter into, extend, or cancel a swap.

FUTURES CONTRACT. A contract which commits the fund to buy or sell a specified amount of a financial instrument at a fixed price on a fixed date in the fu-ture. Futures contracts are normally traded on an exchange and their terms are standardized, which makes it easier to buy and sell them.

INTEREST RATE FUTURES (AND OPTIONS ON THEM). Futures contracts pegged to U.S. and foreign fixed-income securities, debt indices and reference rates.

STOCK INDEX FUTURES. Futures contracts based on an index of pre-selected stocks, with prices based on a composite of the changes to the prices of the individual securities in the index (e.g., S&P 500).

OPTION ON A FUTURES CONTRACT. An option taken on a futures position.

FORWARD CONTRACT. An over-the-counter, individually-tailored futures contract.

FORWARD RATE AGREEMENT (FRA). A contract in which the fund and another party agree on the interest rate to be paid on a notional deposit of specified matu-rity at a specific future time. Normally, no exchange of principal is involved; the difference between the contracted rate and the prevailing rate is settled in cash.

CURRENCY CONTRACT. A contract entered into for the purpose of reducing or elim-inating an anticipated rise or drop in currency exchange rates over time.

CURRENCY FUTURES. Futures contracts on foreign currencies. Used to hedge the purchase or sale of foreign securities.

CURRENCY OPTION. An option taken on foreign currency.

CURRENCY SWAP. A swap involving the exchange of cash flows and principal in one currency for those in another, with an agreement to reverse the principal swap at a future date.

CROSS-CURRENCY INTEREST RATE SWAP. A swap involving the exchange of streams of interest rate payments (but not necessarily principal payments) in different currencies and often on different interest bases (e.g., fixed Deutsche Mark against floating dollar, but also fixed Deutsche Mark against fixed dollar).

FORWARD CURRENCY CONTRACT. A contract to lock in a currency exchange rate at a future date, to eliminate risk of currency fluctuation when the time comes to convert from one currency to another.

This page was intentionally left blank.

                          PART C - OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

a)   Financial Statements:

        (1)  Part A.
             ------

             The financial highlights of Lincoln National Aggressive Growth Fund, Inc. (the Fund) for the years ended December 31, 1996, 1995, 1994, and 1993 are incorporated by reference to Pages 53-54 of the Fund's 1996 Annual Report.

             Part B.
             ------
             The following financial statements of the Fund are incorporated by reference to Pages 11-12, 42-52 and 55 of the Fund's 1996 Annual Report:

             - Statement of Net Assets -- December 31, 1996
             - Statement of Operations -- Year Ended December 31, 1996
             - Statements of Changes in Net Assets -- Years Ended December
               31, 1996 and 1995.
             - Notes to Financial Statements -- December 31, 1996

             In total, only pages 11-12 and 42-55 of the Fund's 1996 Annual Report are incorporated by reference into this Registration Statement. No other pages of that Report are incorporated by reference.

        (2) Schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable, or the required information is included in the financial statements, and therefore have been omitted.

b)   Exhibits:

        5    - Sub-Advisory Agreement between Lincoln National Investment
               Management Company and Lynch & Mayer, Inc. dated December 20,
               1993

        6    - Specimen Agent's Contract

        8    - Custody Fee Schedule

        9(d) - Services Agreement between Lincoln National
               Life Insurance Company, Delaware Management
               Holding Companies, Inc. and Delaware Services
               Company Inc. dated August 15, 1996

       11    - Consent of Ernst & Young LLP, Independent Auditors

       17(a) - Financial Data Schedule

       19    - Memorandum Concerning Books and Records

      We have no changes to report to Exhibits 1-4, 7, 10 and 12-16. These exhibits are incorporated by reference to the Registration Statement (File No. 33-70742) including all amendments and/or post-effective amendments.

Item 25.  Persons Controlled by or Under Common Control with Registrant

      See "Management of the Fund," "Purchase of Securities Being Offered," and "Description of Shares" in the Prospectus forming Part A of this Registration Statement and "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment to the Registration Statement, The Lincoln National Life Insurance Company (Lincoln Life), for its Variable Annuity Account C and Variable Life Account K, is the sole shareholder in the Fund.

      No persons are controlled by the Registrant. A diagram of all persons under common control with the Registrant is filed as Exhibit 15(a) to the Form N-4 Registrant Statement filed by Lincoln National Variable Annuity Account C (File No. 33-25990), and is incorporated by reference into this Registration Statement.

Item 26.  Number of Holders of Securities


      As of April 1, 1997, there was one record holder of common stock, $.01 par value per share.

Item 27.  Indemnification

      See prior filings.

Item 28.  Business and Other Connections of Investment Adviser


      Information pertaining to any business and other connections of Registrant's investment adviser, Lincoln Investment, is hereby incorporated by reference from the section captioned "Management of the Fund" in the Prospectus forming Part A of this Registration Statement, the section captioned "Investment Adviser and Sub-Adviser" in the Statement of Additional Information forming Part B of this Registration Statement, and
      Item 7 of Part II of Lincoln Investment's Form ADV filed separately with the Commission (File No. 801-5098). Information pertaining to any business and other connections of Registrant's sub-investment adviser, Lynch & Mayer, Inc. ("L&M") is incorporated by reference form the section of the Prospectus captioned "Management of the Fund," the section of the Statement of Additional Information captioned "Investment Adviser and Sub-Adviser," and Item 7 of Part II of L&M's Form ADV filed separately with the Commission (File No. 801-26181).

      The other businesses, profession, vocations, and employment of a substantial nature, during the past two years, of the directors and officers of Lincoln Investment and L&M are hereby incorporated by reference, respectively, from Schedules A and D of Lincoln Investment's Form ADV and from Schedules A and D of L&M's Form ADV.


     (a) As of February 5, 1997, the officers and/or directors of the investment adviser held the following positions:

     (b) The Sub-Advisor.

     As of March 25, 1997, the officers and/or directors of the sub-advisor are as follows:

                                       Lynch & Mayer
                                       520 Madison Avenue
                                       New York, NY 10022

                Dennis P. Lynch                  Chairman
                Eldon C. Mayer, Jr.              Vice Chairman
                Edward J. Petner                 President
                Laurence E. Ach, CFA             Senior Vice President
                Francis J. Houghton, Jr.         Senior Vice President
                William A. Kissell               Senior Vice President
                John C. Levinson                 Senior Vice President
                Kevin P. Ferguson                Senior Vice President
                Michael F. Sassi                 Senior Vice President
                Anthony A. Segalas               Senior Vice President
                W. Denman Zirkle                 Senior Vice President
                Thomas E. McGowan                Senior Vice President
                Kevin W. Putt                    Senior Vice President
                Robert R. Coby                   Chief Administrative Officer
                Howard M. Kauffman               Chief Financial Officer



                                   Position,                   Other Substantial Business
                                   Investment                  Profession, Vocation or
      Name                         Adviser                     Employment; Address
      ----                         ----------                  --------------------------

David A. Berry                     Vice President              Vice President, Lincoln National
                                                               Income Fund, Inc. and Lincoln
                                                               National Convertible Securities
                                                               Fund, Inc., Second Vice
                                                               President, Lincoln Life & Annuity
                                                               Company of New York, 200 East
                                                               Berry Street Fort Wayne, Indiana
                                                               46802

JoAnn E. Becker                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Dennis A. Blume                    Senior Vice President       200 East Berry Street,
                                   (formerly Executive         Fort Wayne, Indiana  46802
                                   Vice President) and
                                   Director

Anne E. Bookwalter                 Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Philip C. Byrde                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Steven R. Brody                    Senior Vice President       President and Director, Lincoln
                                   and Director (formerly      National Realty Corporation;
                                   Executive Vice              Vice President, The Lincoln
                                   President)                  National Life Insurance Company,
                                                               and Lincoln Advisor Funds, Inc.,
                                                               200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Patrick R. Chasey                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Garrett W. Cooper                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

David C. Fischer                   Vice President              Vice President, Lincoln National
                                                               Income Fund, Inc.,
                                                               200 East Berry Street,
                                                               Fort Wayne, Indiana 46802

Luc N. Girard                      Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

Donald P. Groover                  Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

William N. Holm, Jr.               Vice President              Vice President and Director,
                                                               Lincoln National Mezzanine Corporation,
                                                               200 East Berry Street,
                                                               Fort Wayne, Indiana 46802

Jennifer C. Hom                    Vice President              200 East Berry Street, Fort
                                                               Wayne, Indiana 46802

                                       Position,                          Other Substantial Business
                                       Investment                         Profession, Vocation or
     Name                              Adviser                            Employment; Address
     ----                              ----------                         -------------------------
John A. Kellogg                        Vice President                     Vice President, Lincoln National
                                                                          Realty Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Timothy H. Kilfoil                     Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Lawrence T. Kissko                     Vice President                     Vice President and Director,
                                       (Formerly Senior                   Lincoln National Realty
                                       Vice President)                    Corporation; Vice President,
                                                                          The Lincoln National Life
                                                                          Insurance Company,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Walter M. Korinke                      Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Lawrence M. Lee                        Vice President                     Vice President, Lincoln National
                                       (formerly Second                   Realty Corporation,
                                       Vice President)                    200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Harold F. McElraft Jr.                 Vice President                     Vice President and Chief
                                                                          Financial Officer, Lincoln
                                                                          National Investment Companies,
                                                                          Inc; Vice President and
                                                                          Treasurer, Lincoln National
                                                                          Income Fund, Inc., Lincoln
                                                                          National Convertible Securities
                                                                          Fund, Inc.,
                                                                          200 East Berry Street,
                                                                          Fort Wayne Indiana  46802

H. Thomas McMeekin                     President and                      President and Director, Lincoln National
                                       Director (formerly                 Convertible Securities Fund, Inc., Lincoln
                                       Executive Vice                     National Income Fund, Inc.; President,
                                       President, and Senior              Chief Executive Officer and Director,
                                       Vice President)                    Lincoln National Mezzanine Corporation;
                                                                          Executive Vice President and Chief
                                                                          Investment Officer, Lincoln National
                                                                          Corporation; Director, Delaware Management
                                                                          Holdings, Inc., Lincoln National (China) Inc.,
                                                                          Lincoln National (India) Inc., Lincoln National
                                                                          Investment Companies, Inc., Lincoln National
                                                                          Realty Corporation, Lynch & Mayer, Inc., Vantage
                                                                          Global Advisors, Lincoln National Life Insurance
                                                                          Company,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana  46802

Marybeth Montgomery                    Vice President                     Second Vice President,
                                                                          Lincoln National Realty
                                                                          Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana  46802

John David Moore                       Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Oliver H. G. Nichols                   Senior Vice President              Vice President, Lincoln
                                                                          National Realty Corporation,
                                                                          Lincoln National Life Insurance Company
                                                                          1300 South Clinton Street,
                                                                          Fort Wayne Indiana  46802

David C. Patch                         Vice President                     200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Joseph T. Pusateri                     Vice President                     Vice President, Lincoln National
                                                                          Realty Corporation,
                                                                          200 East Berry Street,
                                                                          Fort Wayne, Indiana,  46802

Gregory E. Reed                        Vice President                     Second Vice President,
                                                                          Lincoln Life & Annuity Company of
                                                                          New York,
                                                                          200 East Berry Street
                                                                          Fort Wayne, Indiana,  46802

                           Position,                    Other Substantial Business
                           Investment                   Profession, Vocation or
     Name                  Adviser                      Employment; Address
     ----                  ----------                   --------------------------
Bill L. Sanders            Vice President

Roy D. Shimer              Assistant Vice President     200 East Berry Street, Fort
                           (formerly Vice President)    Wayne, Indiana 46802

Milton W. Shuey            Vice President               Vice President, Lincoln
                                                        Investment Management, Inc.,
                                                        200 East Berry Street, Fort
                                                        Wayne, Indiana 46802

Gerald M. Weiss            Vice President               200 East Berry Street, Fort
                           (formerly Second             Wayne, Indiana 46802
                           Vice President)

Janet C. Whitney           Vice President and           Vice President and Treasurer,
                           Treasurer                    The Financial Alternative, Inc.
                                                        Financial Alternative Resources, Inc.
                                                        Financial Choices, Inc.
                                                        Financial Investment Services, Inc.
                                                        Financial Investment Inc.
                                                        The Financial Resources Department
                                                        Investment Alternatives, Inc.
                                                        The Investment Center, Inc.
                                                        The Investment Group, Inc.
                                                        The Richard Leahy Corporation
                                                        Lincoln Financial Group, Inc.
                                                        Lincoln Life Improved Housing, Inc.
                                                        LNC Administrative Services Corporation
                                                        LNC Equity Sales Corporation
                                                        Lincoln National Aggressive Growth Fund, Inc.
                                                        Lincoln National Bond Fund, Inc.
                                                        Lincoln National Capital Appreciation Fund, Inc.
                                                        Lincoln National (China) Inc.
                                                        Lincoln National Corporation
                                                        Lincoln National Equity-Income Fund, Inc.
                                                        Lincoln National Global Asset Allocation Fund, Inc.
                                                        Lincoln National Growth and Income Fund, Inc.
                                                        Lincoln National Health & Casualty Insurance Company
                                                        Lincoln National (India) Inc.
                                                        Lincoln National Intermediaries, Inc.
                                                        Lincoln National International Fund, Inc.
                                                        The Lincoln National Life Insurance Company
                                                        Lincoln National Managed Fund, Inc.
                                                        Lincoln National Management Services, Inc.
                                                        Lincoln National Mezzanine Corporation
                                                        Lincoln National Money Market Fund, Inc.
                                                        Lincoln National Realty Corporation
                                                        Lincoln National Reassurance Company
                                                        Lincoln National Reinsurance Company (Barbados) Limited
                                                        Lincoln National Reinsurance Company Limited
                                                        Lincoln National Risk Management, Inc.
                                                        Lincoln National Social Awareness Fund, Inc.
                                                        Lincoln National Special Opportunities Fund, Inc.
                                                        Lincoln National Structured Settlement, Inc.
                                                        Lincoln National Variable Annuity Fund A
                                                        Old Fort Insurance Company, Ltd.
                                                        Personal Financial Resources, Inc.
                                                        Special Pooled Risk Administrators, Inc.
                                                        Underwriters & Management Services, Inc.
                                                        Treasurer and Assistant Secretary,
                                                             Lincoln National Foundation, Inc.

                                                        Treasurer,
                                                             Lincoln National Investment Companies, Inc.
                                                             Lincoln National Underwriting Services, Ltd.
                                                             Professional Financial Planning, Inc.; Assistant Treasurer,
                                                             First Penn-Pacific Life Insurance Company,
                                                             200 East Berry Street,
                                                             Fort Wayne, Indiana 46802

C. Suzanne Womack          Secretary                    Vice President and Assistant Secretary, Lincoln National
                                                        Corporation and The Lincoln National Life Insurance Company;
                                                        Secretary, Lincoln Advisor Funds, Inc.; Lincoln National
                                                        Aggressive Growth Fund, Inc.; Lincoln National Capital
                                                        Appreciation Fund, Inc. Lincoln National Equity-Income Fund,
                                                        Inc.; Lincoln National Growth Fund, Inc.; Lincoln National

                                              Position,                Other Substantial Business
                                              Investment               Profession, Vocation or
    Name                                      Adviser                  Employment; Address
    ----                                      ----------               --------------------------
C. Suzanne Womack (Con't)                                              International Fund, Inc.; Lincoln
                                                                       National Managed Fund, Inc.;
                                                                       Lincoln National Money Market
                                                                       Fund, Inc.; Lincoln National
                                                                       Putnam Master Fund; Lincoln
                                                                       National Social Awareness Fund,
                                                                       Inc.; Lincoln National Special
                                                                       Opportunities Fund, Inc.; Lincoln
                                                                       National Variable Annuity Fund A;
                                                                       Lincoln National Variable Annuity
                                                                       Fund B, 200 East Berry Street,
                                                                       Fort Wayne, Indiana 46802



Item 29.  Principal Underwriters

              Not applicable.

Item 30.  Location of Accounts and Records

              See Exhibit 19.

Item 31.  Management Services

              Not applicable.

Item 32.  Undertakings

              (a)-(d)  See Prior Filings.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Wayne, and State of Indiana, on the 11th day of April, 1997.


                                          LINCOLN NATIONAL
                                          AGGRESSIVE GROWTH FUND, INC.


                                          By /s/ Kelly D. Clevenger
                                             ----------------------------
                                             Kelly D. Clevenger
                                             President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                                      Date
---------                   -----                                      ----

/s/ Kelly D. Clevenger      Chairman of the Board,                April 11, 1997
----------------------      President and Director
Kelly D. Clevenger          (Principal Executive Officer)


*                           Director                              April 11, 1997
----------------------
John B. Borsch, Jr.

*                           Director                              April 11, 1997
----------------------
Stanley R. Nelson

*                           Director                              April 11, 1997
----------------------
Barbara S. Kowalczyk

*                           Director                              April 11, 1997
----------------------
Nancy L. Frisby

*                           Chief Accounting Officer              April 11, 1997
----------------------      (Principal Accounting Officer)
Lantz M. Mintch

/s/ Janet C. Whitney        Vice President and Treasurer          April 11, 1997
----------------------      (Principal Financial Officer)
Janet C. Whitney


*By /s/ Jeremy Sachs        pursuant to a Power of Attorney granted in the
   --------------------,    initial Registration Statement.
    Jeremy Sachs

EXHIBIT INDEX TO FORM N-1A

Exhibit Number          Description

      5                 Sub Advisory Agreement between Lincoln National
                        Investment Management Company and Lynch & Mayer, Inc.
                        dated December 20, 1993
      6                 Specimen Agent's Contract
      8                 Custody Fee Schedule
      9(d)              Services Agreement between Lincoln National
                        Life Insurance Company, Delaware Management
                        Holding Companies, Inc. and Delaware Services
                        Company Inc. dated August 15, 1996
      11                Consent of Ernst & Young LLP,
                        Independent Auditors
      17(a)             Financial Data Schedule
      19                Memorandum Concerning Books and Records